UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08326
MFS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Growth Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$37	0.72%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,234,002,792	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	38.6%
Communication Services	17.3%
Financials	11.2%
Consumer Discretionary	10.5%
Industrials	9.0%
Health Care	6.5%
Materials	2.0%
Consumer Staples	1.8%
Energy	1.0%
Utilities	0.9%
Real Estate	0.8%
Top ten holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	7.7%
Meta Platforms, Inc., "A"	7.5%
Apple, Inc.	4.4%
Alphabet, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	3.1%
Spotify Technology S.A.	2.0%
Amphenol Corp., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGIC-SEM

MFS® Growth Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$50	0.97%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,234,002,792	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	38.6%
Communication Services	17.3%
Financials	11.2%
Consumer Discretionary	10.5%
Industrials	9.0%
Health Care	6.5%
Materials	2.0%
Consumer Staples	1.8%
Energy	1.0%
Utilities	0.9%
Real Estate	0.8%
Top ten holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	7.7%
Meta Platforms, Inc., "A"	7.5%
Apple, Inc.	4.4%
Alphabet, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	3.1%
Spotify Technology S.A.	2.0%
Amphenol Corp., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGSC-SEM

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$27	0.53%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,487,531,062	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	746	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	11.3%
AA	4.7%
A	10.0%
BBB	24.3%
BB	4.2%
B	2.4%
U.S. Government	22.4%
Federal Agencies	18.4%
Not Rated	0.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBIC-SEM

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$39	0.78%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,487,531,062	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	746	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	11.3%
AA	4.7%
A	10.0%
BBB	24.3%
BB	4.2%
B	2.4%
U.S. Government	22.4%
Federal Agencies	18.4%
Not Rated	0.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBSC-SEM

MFS® Research Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$39	0.76%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	379,864,219	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Global equity sectors
Technology	32.5%
Financial Services	13.8%
Capital Goods	12.7%
Consumer Cyclicals	11.2%
Communication Services	10.1%
Health Care	9.9%
Energy	5.4%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.7%
Apple, Inc.	4.1%
Mastercard, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRIC-SEM

MFS® Research Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	1.01%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	379,864,219	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Global equity sectors
Technology	32.5%
Financial Services	13.8%
Capital Goods	12.7%
Consumer Cyclicals	11.2%
Communication Services	10.1%
Health Care	9.9%
Energy	5.4%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.7%
Apple, Inc.	4.1%
Mastercard, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRSC-SEM

MFS® Global Equity Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$48	0.92%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	48,017,720	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Visa, Inc., "A"	3.4%
Microsoft Corp.	3.3%
Charles Schwab Corp.	2.6%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Honeywell International, Inc.	2.1%
Becton, Dickinson and Co.	2.0%
Amadeus IT Group S.A.	1.9%
Issuer country weightings
United States	52.9%
France	10.7%
United Kingdom	9.3%
Switzerland	7.0%
Spain	4.0%
Germany	3.2%
Canada	2.9%
Netherlands	2.1%
Japan	1.4%
Other Countries	6.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGEIC-SEM

MFS® Global Equity Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.17%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	48,017,720	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Visa, Inc., "A"	3.4%
Microsoft Corp.	3.3%
Charles Schwab Corp.	2.6%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Honeywell International, Inc.	2.1%
Becton, Dickinson and Co.	2.0%
Amadeus IT Group S.A.	1.9%
Issuer country weightings
United States	52.9%
France	10.7%
United Kingdom	9.3%
Switzerland	7.0%
Spain	4.0%
Germany	3.2%
Canada	2.9%
Netherlands	2.1%
Japan	1.4%
Other Countries	6.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGESC-SEM

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$38	0.74%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	297,293,121	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	29.2%
Financials	18.1%
Industrials	11.4%
Health Care	11.0%
Consumer Discretionary	8.1%
Communication Services	7.9%
Consumer Staples	5.6%
Utilities	3.1%
Energy	2.6%
Real Estate	1.5%
Materials	1.1%
Top ten holdings
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., "A"	4.1%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGIIC-SEM

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$50	0.99%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	297,293,121	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	29.2%
Financials	18.1%
Industrials	11.4%
Health Care	11.0%
Consumer Discretionary	8.1%
Communication Services	7.9%
Consumer Staples	5.6%
Utilities	3.1%
Energy	2.6%
Real Estate	1.5%
Materials	1.1%
Top ten holdings
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., "A"	4.1%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGISC-SEM

MFS® Value Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$35	0.69%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,567,046,565	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	31.3%
Industrials	17.2%
Health Care	14.4%
Utilities	9.1%
Information Technology	8.2%
Consumer Staples	6.3%
Energy	5.7%
Consumer Discretionary	3.1%
Real Estate	1.9%
Materials	1.8%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	4.1%
Cigna Group	3.3%
McKesson Corp.	3.1%
RTX Corp.	2.5%
Boeing Co.	2.4%
American Express Co.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Morgan Stanley	2.1%
Duke Energy Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUIC-SEM

MFS® Value Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$48	0.94%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,567,046,565	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	31.3%
Industrials	17.2%
Health Care	14.4%
Utilities	9.1%
Information Technology	8.2%
Consumer Staples	6.3%
Energy	5.7%
Consumer Discretionary	3.1%
Real Estate	1.9%
Materials	1.8%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	4.1%
Cigna Group	3.3%
McKesson Corp.	3.1%
RTX Corp.	2.5%
Boeing Co.	2.4%
American Express Co.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Morgan Stanley	2.1%
Duke Energy Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUSC-SEM

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$41	0.80%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	370,118,058	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Industrials	20.3%
Information Technology	18.5%
Financials	13.4%
Communication Services	12.2%
Consumer Discretionary	12.0%
Health Care	11.0%
Energy	4.1%
Real Estate	2.6%
Utilities	2.2%
Consumer Staples	1.8%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.7%
Spotify Technology S.A.	3.3%
Take-Two Interactive Software, Inc.	3.2%
Guidewire Software, Inc.	3.1%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.2%
Verisk Analytics, Inc., "A"	2.2%
LPL Financial Holdings, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
Roblox Corp., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGIC-SEM

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$54	1.05%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	370,118,058	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Industrials	20.3%
Information Technology	18.5%
Financials	13.4%
Communication Services	12.2%
Consumer Discretionary	12.0%
Health Care	11.0%
Energy	4.1%
Real Estate	2.6%
Utilities	2.2%
Consumer Staples	1.8%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.7%
Spotify Technology S.A.	3.3%
Take-Two Interactive Software, Inc.	3.2%
Guidewire Software, Inc.	3.1%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.2%
Verisk Analytics, Inc., "A"	2.2%
LPL Financial Holdings, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
Roblox Corp., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGSC-SEM

MFS® New Discovery Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.87%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	716,592,844	Portfolio Turnover Rate (%):	42
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.2%
Industrials	20.4%
Information Technology	18.5%
Consumer Discretionary	10.7%
Financials	6.4%
Consumer Staples	3.8%
Energy	3.3%
Real Estate	3.0%
Materials	2.8%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.1%
Genius Sports Ltd.	1.8%
Crane Co.	1.7%
StepStone Group, Inc.	1.7%
U.S. Foods Holding Corp.	1.6%
Globus Medical, Inc.	1.6%
Knife River Corp.	1.5%
Advanced Energy Industries, Inc.	1.5%
QIAGEN N.V.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDIC-SEM

MFS® New Discovery Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.12%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	716,592,844	Portfolio Turnover Rate (%):	42
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.2%
Industrials	20.4%
Information Technology	18.5%
Consumer Discretionary	10.7%
Financials	6.4%
Consumer Staples	3.8%
Energy	3.3%
Real Estate	3.0%
Materials	2.8%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.1%
Genius Sports Ltd.	1.8%
Crane Co.	1.7%
StepStone Group, Inc.	1.7%
U.S. Foods Holding Corp.	1.6%
Globus Medical, Inc.	1.6%
Knife River Corp.	1.5%
Advanced Energy Industries, Inc.	1.5%
QIAGEN N.V.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDSC-SEM

MFS® Total Return Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.61%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,080,546,997	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	910
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	61.0%
Fixed Income	37.7%
Money Market Funds	1.3%
Equity sectors
Financials	17.3%
Health Care	10.4%
Industrials	7.9%
Consumer Staples	5.0%
Information Technology	4.7%
Energy	3.9%
Communication Services	3.7%
Utilities	3.1%
Consumer Discretionary	2.6%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.8%
A	5.0%
BBB	7.3%
CCC	0.0%
U.S. Government	9.0%
Federal Agencies	9.8%
Not Rated	0.0%
Non-Fixed Income	61.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRIC-SEM

MFS® Total Return Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$44	0.86%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,080,546,997	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	910
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	61.0%
Fixed Income	37.7%
Money Market Funds	1.3%
Equity sectors
Financials	17.3%
Health Care	10.4%
Industrials	7.9%
Consumer Staples	5.0%
Information Technology	4.7%
Energy	3.9%
Communication Services	3.7%
Utilities	3.1%
Consumer Discretionary	2.6%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.8%
A	5.0%
BBB	7.3%
CCC	0.0%
U.S. Government	9.0%
Federal Agencies	9.8%
Not Rated	0.0%
Non-Fixed Income	61.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRSC-SEM

MFS® Utilities Series
MFS® Variable Insurance Trust
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.78%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,122,419,775	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
NextEra Energy, Inc.	10.7%
Constellation Energy	8.1%
PG&E Corp.	5.3%
Vistra Corp.	5.1%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.6%
Sempra Energy	4.4%
Southern Co.	4.0%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.8%
Top five industries
Utilities - Electric Power	88.6%
Telecom - Infrastructure	4.0%
Natural Gas - Distribution	2.2%
Energy - Renewables	2.0%
Utilities - Water	1.9%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFIC-SEM

MFS® Utilities Series
MFS® Variable Insurance Trust
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.03%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,122,419,775	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
NextEra Energy, Inc.	10.7%
Constellation Energy	8.1%
PG&E Corp.	5.3%
Vistra Corp.	5.1%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.6%
Sempra Energy	4.4%
Southern Co.	4.0%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.8%
Top five industries
Utilities - Electric Power	88.6%
Telecom - Infrastructure	4.0%
Natural Gas - Distribution	2.2%
Energy - Renewables	2.0%
Utilities - Water	1.9%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Mid Cap Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace & Defense – 9.7%
Axon Enterprise, Inc. (a)	11,650	$9,645,501
BWX Technologies, Inc.	16,482	2,374,397
Curtiss-Wright Corp.	4,462	2,179,910
Hexcel Corp.	24,372	1,376,774
Howmet Aerospace, Inc.	94,406	17,571,789
Melrose Industries PLC	149,885	1,092,066
Mirion Technologies, Inc. (a)	27,428	590,525
TransDigm Group, Inc.	619	941,276
		$35,772,238
Apparel Manufacturers – 0.1%
VF Corp.	27,829	$326,991
Automotive – 1.5%
ACV Auctions, Inc. (a)	125,048	$2,028,278
Copart, Inc. (a)	69,340	3,402,514
		$5,430,792
Biotechnology – 0.6%
Exact Sciences Corp. (a)	43,149	$2,292,938
Broadcasting – 5.0%
Spotify Technology S.A. (a)	16,078	$12,337,292
TKO Group Holdings, Inc.	34,005	6,187,210
		$18,524,502
Brokerage & Asset Managers – 7.8%
Ares Management Co.	34,341	$5,947,861
Carlyle Group, Inc.	76,677	3,941,198
LPL Financial Holdings, Inc.	21,175	7,939,990
NASDAQ, Inc.	58,395	5,221,681
TPG, Inc.	48,656	2,552,007
Tradeweb Markets, Inc.	23,076	3,378,326
		$28,981,063
Business Services – 6.9%
CoStar Group, Inc. (a)	55,706	$4,478,762
Morningstar, Inc.	10,943	3,435,336
MSCI, Inc.	6,054	3,491,584
TransUnion	67,627	5,951,176
Verisk Analytics, Inc., “A”	26,021	8,105,542
		$25,462,400
Computer Software – 16.5%
Cadence Design Systems, Inc. (a)	15,127	$4,661,385
Cloudflare, Inc., “A” (a)	11,766	2,304,136
Constellation Software, Inc.	2,010	7,370,172
Datadog, Inc., “A” (a)	36,612	4,918,090
Elastic N.V. (a)	16,542	1,394,987
Guidewire Software, Inc. (a)	48,187	11,345,629
VMGFS-SEM
1

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
HubSpot, Inc. (a)	7,598	$4,229,275
Manhattan Associates, Inc. (a)	6,486	1,280,791
Okta, Inc. (a)	44,257	4,424,372
Pegasystems, Inc.	28,102	1,521,161
PTC, Inc. (a)	9,164	1,579,324
Robinhood Markets, Inc. (a)	57,789	5,410,784
ServiceNow, Inc. (a)	2,215	2,277,197
ServiceTitan, Inc., “A” (a)	6,595	706,852
Tyler Technologies, Inc. (a)	13,154	7,798,217
		$61,222,372
Computer Software - Systems – 1.2%
Block, Inc., “A” (a)	29,604	$2,011,000
CDW Corp.	2,409	430,223
Q2 Holdings, Inc. (a)	22,788	2,132,729
		$4,573,952
Construction – 1.4%
Vulcan Materials Co.	19,768	$5,155,890
Consumer Products – 0.7%
Church & Dwight Co., Inc.	6,368	$612,029
ODDITY Tech Ltd. (a)	25,907	1,955,201
		$2,567,230
Consumer Services – 1.5%
Bright Horizons Family Solutions, Inc. (a)	40,279	$4,978,082
Expedia Group, Inc.	2,755	464,713
		$5,442,795
Electrical Equipment – 1.5%
AMETEK, Inc.	16,316	$2,952,543
Hubbell, Inc.	2,149	877,673
Vertiv Holdings Co.	12,653	1,624,772
		$5,454,988
Electronics – 2.2%
ASM International N.V.	1,822	$1,166,259
Astera Labs, Inc. (a)	18,200	1,645,644
Monolithic Power Systems, Inc.	7,296	5,336,149
		$8,148,052
Energy - Independent – 1.5%
Expand Energy Corp.	47,981	$5,610,898
Engineering - Construction – 1.1%
Quanta Services, Inc.	10,999	$4,158,502
Entertainment – 2.0%
Live Nation Entertainment, Inc. (a)	48,947	$7,404,702
Gaming & Lodging – 3.3%
DraftKings, Inc. (a)	120,901	$5,185,444
Hyatt Hotels Corp.	18,197	2,541,211
Royal Caribbean Cruises Ltd.	4,725	1,479,586
2

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Sportradar Group AG (a)	63,107	$1,772,045
Viking Holdings Ltd. (a)	25,832	1,376,587
		$12,354,873
General Merchandise – 0.4%
Dollar General Corp.	13,708	$1,567,921
Insurance – 1.7%
Arthur J. Gallagher & Co.	19,899	$6,370,068
Internet – 0.5%
Gartner, Inc. (a)	4,412	$1,783,419
Leisure & Toys – 5.3%
Roblox Corp., “A” (a)	73,039	$7,683,703
Take-Two Interactive Software, Inc. (a)	48,717	11,830,923
		$19,514,626
Machinery & Tools – 1.8%
Wabtec Corp.	31,345	$6,562,076
Medical & Health Technology & Services – 1.5%
Tempus AI, Inc. (a)(l)	5,434	$345,276
Veeva Systems, Inc. (a)	18,274	5,262,547
		$5,607,823
Medical Equipment – 7.5%
Agilent Technologies, Inc.	24,137	$2,848,407
Bio-Techne Corp.	4,033	207,498
Caris Life Sciences, Inc. (a)	11,978	320,052
DexCom, Inc. (a)	65,878	5,750,490
Masimo Corp. (a)	40,985	6,894,497
Natera, Inc. (a)	34,244	5,785,181
STERIS PLC	16,258	3,905,497
Waters Corp. (a)	5,567	1,943,106
		$27,654,728
Metals & Mining – 0.7%
Cameco Corp.	34,291	$2,545,421
Natural Gas - Pipeline – 1.9%
Cheniere Energy, Inc.	28,240	$6,877,005
Pharmaceuticals – 1.4%
Ascendis Pharma, ADR (a)	30,890	$5,331,614
Pollution Control – 1.0%
GFL Environmental, Inc.	72,500	$3,658,350
Printing & Publishing – 0.2%
Wolters Kluwer N.V.	5,479	$916,144
Real Estate – 1.4%
CBRE Group, Inc., “A” (a)	35,994	$5,043,479
3

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.9%
Aramark	65,142	$2,727,496
Chipotle Mexican Grill, Inc., “A” (a)	18,761	1,053,430
Wingstop, Inc.	9,293	3,129,325
		$6,910,251
Specialty Stores – 6.0%
BJ's Wholesale Club Holdings, Inc. (a)	23,823	$2,568,834
Burlington Stores, Inc. (a)	14,486	3,370,023
Carvana Co. (a)	9,830	3,312,317
Chewy, Inc., “A” (a)	27,480	1,171,197
Coupang, Inc. (a)	185,900	5,569,564
Floor & Decor Holdings, Inc., “A” (a)	10,778	818,697
O'Reilly Automotive, Inc. (a)	50,724	4,571,754
Tractor Supply Co.	16,322	861,312
		$22,243,698
Utilities - Electric Power – 2.2%
Vistra Corp.	42,813	$8,297,588
Total Common Stocks (Identified Cost, $219,757,826)		$369,769,389

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,984	$0

Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $1,461,780)	1,461,779	$1,461,925
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $326,400)	326,400	$326,400
Other Assets, Less Liabilities – (0.4)%		(1,439,656)
Net Assets – 100.0%		$370,118,058

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,461,925 and
$370,095,789, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

4

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Mid Cap Growth Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $304,992 of securities on loan (identified cost, $220,084,226)	$370,095,789
Investments in affiliated issuers, at value (identified cost, $1,461,780)	1,461,925
Foreign currency, at value (identified cost, $21)	21
Receivables for
Fund shares sold	138,047
Interest and dividends	14,599
Other assets	518
Total assets	$371,710,899
Liabilities
Payable to custodian	$35
Payables for
Fund shares reacquired	1,169,968
Collateral for securities loaned, at value	326,400
Payable to affiliates
Investment adviser	29,557
Administrative services fee	630
Shareholder servicing costs	379
Distribution and/or service fees	3,714
Payable for independent Trustees' compensation	1,499
Accrued expenses and other liabilities	60,659
Total liabilities	$1,592,841
Net assets	$370,118,058
Net assets consist of
Paid-in capital	$142,295,375
Total distributable earnings (loss)	227,822,683
Net assets	$370,118,058
Shares of beneficial interest outstanding	39,415,181

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$233,210,187	23,344,293	$9.99
Service Class	136,907,871	16,070,888	8.52
See Notes to Financial Statements
6

MFS Mid Cap Growth Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$732,490
Dividends from affiliated issuers	105,349
Other	8,269
Income on securities loaned	6,821
Foreign taxes withheld	(8,046)
Total investment income	$844,883
Expenses
Management fee	$1,302,178
Distribution and/or service fees	160,791
Shareholder servicing costs	7,482
Administrative services fee	28,235
Independent Trustees' compensation	4,623
Custodian fee	12,357
Shareholder communications	5,958
Audit and tax fees	35,751
Legal fees	916
Miscellaneous	15,290
Total expenses	$1,573,581
Reduction of expenses by investment adviser	(24,142)
Net expenses	$1,549,439
Net investment income (loss)	$(704,556)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,628,951
Affiliated issuers	(351)
Foreign currency	(3,737)
Net realized gain (loss)	$17,624,863
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$14,048,032
Affiliated issuers	(27)
Net unrealized gain (loss)	$14,048,005
Net realized and unrealized gain (loss)	$31,672,868
Change in net assets from operations	$30,968,312
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(704,556)	$(1,261,726)
Net realized gain (loss)	17,624,863	61,606,310
Net unrealized gain (loss)	14,048,005	(11,551,101)
Change in net assets from operations	$30,968,312	$48,793,483
Total distributions to shareholders	$—	$(23,781,131)
Change in net assets from fund share transactions	$(17,310,610)	$(15,304,237)
Total change in net assets	$13,657,702	$9,708,115
Net assets
At beginning of period	356,460,356	346,752,241
At end of period	$370,118,058	$356,460,356
See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.20	$8.57	$7.16	$11.72	$12.64	$9.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.02)	$(0.01)	$(0.01)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	0.80	1.25	1.53	(3.28)	1.78	3.53
Total from investment operations	$0.79	$1.23	$1.52	$(3.29)	$1.73	$3.50
Less distributions declared to shareholders
From net realized gain	$—	$(0.60)	$(0.11)	$(1.27)	$(2.65)	$(0.82)
Net asset value, end of period (x)	$9.99	$9.20	$8.57	$7.16	$11.72	$12.64
Total return (%) (k)(r)(s)(x)	8.59 (n)	14.72	21.32	(28.70)	14.11	36.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81 (a)	0.81	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.80 (a)	0.80	0.80	0.80	0.79	0.80
Net investment income (loss)	(0.31)(a)	(0.26)	(0.07)	(0.17)	(0.44)	(0.26)
Portfolio turnover rate	28 (n)	44	31	27	18	40
Net assets at end of period (000 omitted)	$233,210	$225,230	$226,799	$210,790	$306,174	$311,988

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.86	$7.42	$6.23	$10.43	$11.53	$9.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.04)	$(0.02)	$(0.03)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss)	0.68	1.08	1.32	(2.90)	1.63	3.23
Total from investment operations	$0.66	$1.04	$1.30	$(2.93)	$1.55	$3.18
Less distributions declared to shareholders
From net realized gain	$—	$(0.60)	$(0.11)	$(1.27)	$(2.65)	$(0.82)
Net asset value, end of period (x)	$8.52	$7.86	$7.42	$6.23	$10.43	$11.53
Total return (%) (k)(r)(s)(x)	8.40 (n)	14.44	20.97	(28.79)	13.88	36.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06 (a)	1.06	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.05 (a)	1.05	1.05	1.05	1.04	1.05
Net investment income (loss)	(0.56)(a)	(0.51)	(0.32)	(0.41)	(0.68)	(0.51)
Portfolio turnover rate	28 (n)	44	31	27	18	40
Net assets at end of period (000 omitted)	$136,908	$131,231	$119,953	$104,914	$142,517	$131,845

See Notes to Financial Statements
9

MFS Mid Cap Growth Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
11

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$326,055,261	$—	$—	$326,055,261
Canada	13,573,943	0	—	13,573,943
Sweden	12,337,292	—	—	12,337,292
South Korea	5,569,564	—	—	5,569,564
Denmark	5,331,614	—	—	5,331,614
Netherlands	2,082,403	—	—	2,082,403
Israel	1,955,201	—	—	1,955,201
Switzerland	1,772,045	—	—	1,772,045
United Kingdom	1,092,066	—	—	1,092,066
Investment Companies	1,788,325	—	—	1,788,325
Total	$371,557,714	$0	$—	$371,557,714
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's
12

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Portfolio of Investments, with a fair value of $304,992.  The fair value of the fund's investment securities on loan and a related liability of $326,400 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Long-term capital gains	$23,781,131
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$222,623,447
Gross appreciation	151,840,069
Gross depreciation	(2,905,802)
Net unrealized appreciation (depreciation)	$148,934,267
As of 12/31/24
Undistributed long-term capital gain	61,848,767
Net unrealized appreciation (depreciation)	135,005,604
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$14,360,498
Service Class	—	9,420,633
Total	$—	$23,781,131
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $24,142, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $6,783, which equated to 0.0039% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $699.
14

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of the Service Class for an amount of $23.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $582,330 and $59,490, respectively. The sales transactions resulted in net realized gains (losses) of $(33,654).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $8,214, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $98,707,858 and $115,253,523, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,453,594	$21,275,965	2,711,815	$25,037,654
Service Class	1,948,521	15,241,781	3,219,021	25,366,970
	4,402,115	$36,517,746	5,930,836	$50,404,624
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,638,265	$14,269,292
Service Class	—	—	1,266,214	9,420,633
	—	$—	2,904,479	$23,689,925
Shares reacquired
Initial Class	(3,583,073)	$(33,224,180)	(6,336,813)	$(58,094,072)
Service Class	(2,579,172)	(20,604,176)	(3,956,640)	(31,304,714)
	(6,162,245)	$(53,828,356)	(10,293,453)	$(89,398,786)
Net change
Initial Class	(1,129,479)	$(11,948,215)	(1,986,733)	$(18,787,126)
Service Class	(630,651)	(5,362,395)	528,595	3,482,889
	(1,760,130)	$(17,310,610)	(1,458,138)	$(15,304,237)
15

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 18%, 8%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $839 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,335,732	$37,707,325	$38,580,754	$(351)	$(27)	$1,461,925

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$105,349	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Global Equity Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 5.5%
Honeywell International, Inc.	4,331	$1,008,603
Melrose Industries PLC	101,106	736,661
MTU Aero Engines Holding AG	881	391,449
Rolls-Royce Holdings PLC	39,894	529,862
		$2,666,575
Airlines – 0.9%
Aena SME S.A.	16,320	$435,619
Alcoholic Beverages – 6.0%
Carlsberg A.S., “B”	2,085	$295,414
Davide Campari-Milano N.V.	84,188	566,257
Diageo PLC	23,104	579,726
Heineken N.V.	7,757	676,348
Pernod Ricard S.A.	7,751	772,423
		$2,890,168
Apparel Manufacturers – 4.2%
Burberry Group PLC (a)	15,545	$252,213
Compagnie Financiere Richemont S.A.	3,954	744,754
Hermes International	90	243,730
LVMH Moet Hennessy Louis Vuitton SE	1,449	758,866
		$1,999,563
Automotive – 0.6%
Aptiv PLC (a)	4,590	$313,130
Broadcasting – 1.5%
Omnicom Group, Inc.	1,337	$96,184
Walt Disney Co.	3,812	472,726
WPP Group PLC	23,039	162,107
		$731,017
Brokerage & Asset Managers – 4.2%
Charles Schwab Corp.	13,417	$1,224,167
Deutsche Boerse AG	1,079	351,943
London Stock Exchange Group PLC	2,926	427,141
		$2,003,251
Business Services – 8.0%
Accenture PLC, “A”	1,940	$579,847
Brenntag AG	2,380	157,558
Cognizant Technology Solutions Corp., “A”	3,236	252,505
Compass Group PLC	6,522	220,856
Equifax, Inc.	931	241,473
Experian PLC	10,003	515,173
Fidelity National Information Services, Inc.	5,551	451,907
Fiserv, Inc. (a)	2,884	497,230
Intertek Group PLC	4,986	324,407
VGEFS-SEM
1

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
TransUnion	6,618	$582,384
		$3,823,340
Computer Software – 7.0%
Check Point Software Technologies Ltd. (a)	2,637	$583,436
Microsoft Corp.	3,128	1,555,899
Oracle Corp.	3,512	767,829
Salesforce, Inc.	1,712	466,845
		$3,374,009
Computer Software - Systems – 4.4%
Amadeus IT Group S.A.	10,791	$908,602
Cap Gemini S.A.	4,968	848,841
Samsung Electronics Co. Ltd.	7,967	353,013
		$2,110,456
Construction – 1.8%
CRH PLC	3,666	$336,539
James Hardie Industries PLC (a)(l)	19,138	514,621
James Hardie Industries PLC (a)	535	14,223
		$865,383
Consumer Products – 1.9%
International Flavors & Fragrances, Inc.	6,350	$467,042
Reckitt Benckiser Group PLC	6,680	454,339
		$921,381
Electrical Equipment – 5.0%
Amphenol Corp., “A”	4,331	$427,686
Legrand S.A.	6,006	802,987
Schneider Electric SE	4,481	1,191,862
		$2,422,535
Electronics – 1.1%
Hoya Corp.	2,600	$309,732
Microchip Technology, Inc.	2,830	199,147
		$508,879
Food & Beverages – 1.4%
Nestle S.A.	6,830	$678,567
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	1,353	$369,653
Whitbread PLC	4,382	169,802
		$539,455
Insurance – 3.4%
Aon PLC	1,541	$549,767
Willis Towers Watson PLC	3,594	1,101,561
		$1,651,328
Interactive Media Services – 2.2%
Alphabet, Inc., “A”	6,066	$1,069,011
2

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.7%
eBay, Inc.	4,356	$324,348
Machinery & Tools – 0.7%
Carrier Global Corp.	4,860	$355,703
Major Banks – 4.7%
Erste Group Bank AG	4,139	$352,501
Goldman Sachs Group, Inc.	1,005	711,289
National Bank of Greece S.A.	26,226	334,571
UBS Group AG	24,780	838,544
		$2,236,905
Medical Equipment – 11.1%
Abbott Laboratories	3,830	$520,918
Becton, Dickinson and Co.	5,410	931,873
Cooper Companies, Inc. (a)	6,449	458,911
Medtronic PLC	13,119	1,143,583
Olympus Corp.	30,200	359,661
STERIS PLC	2,513	603,673
Thermo Fisher Scientific, Inc.	2,069	838,897
Waters Corp. (a)	1,311	457,591
		$5,315,107
Other Banks & Diversified Financials – 5.6%
American Express Co.	2,515	$802,235
Grupo Financiero Banorte S.A. de C.V.	14,263	130,373
Julius Baer Group Ltd.	2,765	186,924
Visa, Inc., “A”	4,478	1,589,914
		$2,709,446
Pharmaceuticals – 3.0%
Merck KGaA	4,578	$593,192
Roche Holding AG	2,572	837,614
		$1,430,806
Railroad & Shipping – 3.9%
Canadian National Railway Co.	5,455	$567,538
Canadian Pacific Kansas City Ltd. (l)	9,882	783,346
Union Pacific Corp.	2,222	511,238
		$1,862,122
Specialty Chemicals – 4.5%
Air Liquide S.A.	2,133	$440,051
Air Products & Chemicals, Inc.	1,928	543,812
Akzo Nobel N.V.	4,332	303,111
Linde PLC	1,841	863,761
		$2,150,735
Telecom - Infrastructure – 1.1%
Cellnex Telecom S.A.	13,477	$523,089
Telecom Services – 1.7%
Comcast Corp., “A”	22,250	$794,102
3

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.5%
United Parcel Service, Inc., “B”	2,175	$219,545
Total Common Stocks (Identified Cost, $25,447,071)		$46,925,575
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $207,103)	207,102	$207,122
Collateral for Securities Loaned – 2.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $1,171,684)	1,171,684	$1,171,684
Other Assets, Less Liabilities – (0.6)%		(286,661)
Net Assets – 100.0%		$48,017,720

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $207,122 and
$48,097,259, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
4

MFS Global Equity Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $1,142,939 of securities on loan (identified cost, $26,618,755)	$48,097,259
Investments in affiliated issuers, at value (identified cost, $207,103)	207,122
Cash	2,933
Receivables for
Fund shares sold	1,453,126
Interest and dividends	171,549
Receivable from investment adviser	7,357
Other assets	164
Total assets	$49,939,510
Liabilities
Payables for
Investments purchased	$655,368
Fund shares reacquired	25,770
Collateral for securities loaned, at value	1,171,684
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	106
Distribution and/or service fees	278
Payable for independent Trustees' compensation	489
Accrued expenses and other liabilities	67,903
Total liabilities	$1,921,790
Net assets	$48,017,720
Net assets consist of
Paid-in capital	$16,083,369
Total distributable earnings (loss)	31,934,351
Net assets	$48,017,720
Shares of beneficial interest outstanding	2,099,919

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$36,669,464	1,598,916	$22.93
Service Class	11,348,256	501,003	22.65
See Notes to Financial Statements
5

MFS Global Equity Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$532,312
Dividends from affiliated issuers	7,799
Income on securities loaned	616
Other	36
Foreign taxes withheld	(40,738)
Total investment income	$500,025
Expenses
Management fee	$204,624
Distribution and/or service fees	11,935
Shareholder servicing costs	2,288
Administrative services fee	8,679
Independent Trustees' compensation	1,504
Custodian fee	9,120
Shareholder communications	3,629
Audit and tax fees	36,984
Legal fees	145
Miscellaneous	13,817
Total expenses	$292,725
Reduction of expenses by investment adviser	(71,390)
Net expenses	$221,335
Net investment income (loss)	$278,690
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,309,980
Affiliated issuers	(9)
Foreign currency	1,871
Net realized gain (loss)	$3,311,842
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$115,934
Affiliated issuers	8
Translation of assets and liabilities in foreign currencies	15,040
Net unrealized gain (loss)	$130,982
Net realized and unrealized gain (loss)	$3,442,824
Change in net assets from operations	$3,721,514
See Notes to Financial Statements
6

MFS Global Equity Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$278,690	$356,652
Net realized gain (loss)	3,311,842	7,007,326
Net unrealized gain (loss)	130,982	(4,442,026)
Change in net assets from operations	$3,721,514	$2,921,952
Total distributions to shareholders	$—	$(3,359,613)
Change in net assets from fund share transactions	$(2,281,446)	$(5,264,917)
Total change in net assets	$1,440,068	$(5,702,578)
Net assets
At beginning of period	46,577,652	52,280,230
At end of period	$48,017,720	$46,577,652
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.16	$21.47	$19.82	$26.90	$24.57	$22.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.17	$0.19	$0.16	$0.12	$0.16
Net realized and unrealized gain (loss)	1.63	1.04	2.55	(4.91)	4.07	2.73
Total from investment operations	$1.77	$1.21	$2.74	$(4.75)	$4.19	$2.89
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.17)	$(0.12)	$(0.17)	$(0.26)
From net realized gain	—	(1.31)	(0.92)	(2.21)	(1.69)	(0.85)
Total distributions declared to shareholders	$—	$(1.52)	$(1.09)	$(2.33)	$(1.86)	$(1.11)
Net asset value, end of period (x)	$22.93	$21.16	$21.47	$19.82	$26.90	$24.57
Total return (%) (k)(r)(s)(x)	8.36 (n)	5.58	14.18	(17.73)	17.21	13.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23 (a)	1.22	1.17	1.17	1.13	1.16
Expenses after expense reductions	0.92 (a)	0.92	0.92	0.92	0.92	0.92
Net investment income (loss)	1.28(l) (a)	0.76	0.91	0.74	0.45	0.75
Portfolio turnover rate	10 (n)	20	9	7	12	12
Net assets at end of period (000 omitted)	$36,669	$36,772	$42,288	$39,840	$51,966	$46,879

See Notes to Financial Statements
8

MFS Global Equity Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$20.93	$21.25	$19.62	$26.64	$24.37	$22.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.11	$0.14	$0.11	$0.05	$0.10
Net realized and unrealized gain (loss)	1.61	1.04	2.51	(4.87)	4.03	2.71
Total from investment operations	$1.72	$1.15	$2.65	$(4.76)	$4.08	$2.81
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.10)	$(0.05)	$(0.12)	$(0.21)
From net realized gain	—	(1.31)	(0.92)	(2.21)	(1.69)	(0.85)
Total distributions declared to shareholders	$—	$(1.47)	$(1.02)	$(2.26)	$(1.81)	$(1.06)
Net asset value, end of period (x)	$22.65	$20.93	$21.25	$19.62	$26.64	$24.37
Total return (%) (k)(r)(s)(x)	8.22 (n)	5.36	13.88	(17.94)	16.88	13.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.48 (a)	1.47	1.42	1.42	1.38	1.41
Expenses after expense reductions	1.17 (a)	1.17	1.17	1.17	1.17	1.17
Net investment income (loss)	1.03(l) (a)	0.51	0.66	0.49	0.19	0.48
Portfolio turnover rate	10 (n)	20	9	7	12	12
Net assets at end of period (000 omitted)	$11,348	$9,806	$9,993	$9,473	$14,744	$13,469

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Global Equity Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
10

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$46,925,575	$—	$—	$46,925,575
Investment Companies	1,378,806	—	—	1,378,806
Total	$48,304,381	$—	$—	$48,304,381
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,142,939.  The fair value of the fund's investment securities on loan and a related liability of $1,171,684 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
11

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$499,362
Long-term capital gains	2,860,251
Total distributions	$3,359,613
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$27,326,186
Gross appreciation	21,990,806
Gross depreciation	(1,012,611)
Net unrealized appreciation (depreciation)	$20,978,195
As of 12/31/24
Undistributed ordinary income	549,497
Undistributed long-term capital gain	6,806,403
Other temporary differences	(5,316)
Net unrealized appreciation (depreciation)	20,862,253
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$2,611,975
Service Class	—	747,638
Total	$—	$3,359,613
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $3,161, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $68,229, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,138, which equated to 0.0094% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $150.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0382% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $4,601,444 and $7,357,298, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	79,954	$1,728,406	106,934	$2,351,455
Service Class	104,789	2,316,629	182,955	4,003,280
	184,743	$4,045,035	289,889	$6,354,735
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	122,284	$2,611,975
Service Class	—	—	35,366	747,638
	—	$—	157,650	$3,359,613
Shares reacquired
Initial Class	(218,434)	$(4,770,946)	(461,682)	$(10,187,823)
Service Class	(72,292)	(1,555,535)	(220,008)	(4,791,442)
	(290,726)	$(6,326,481)	(681,690)	$(14,979,265)
Net change
Initial Class	(138,480)	$(3,042,540)	(232,464)	$(5,224,393)
Service Class	32,497	761,094	(1,687)	(40,524)
	(105,983)	$(2,281,446)	(234,151)	$(5,264,917)
14

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $111 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$199,383	$4,323,730	$4,315,990	$(9)	$8	$207,122

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,799	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 3.2%
Curtiss-Wright Corp.	9,284	$4,535,698
General Electric Co.	106,114	27,312,683
Howmet Aerospace, Inc.	212,238	39,503,859
		$71,352,240
Apparel Manufacturers – 0.4%
LVMH Moet Hennessy Louis Vuitton SE	16,723	$8,758,117
Broadcasting – 5.1%
Netflix, Inc. (a)	51,199	$68,562,117
Spotify Technology S.A. (a)	58,251	44,698,322
		$113,260,439
Brokerage & Asset Managers – 3.6%
Apollo Global Management, Inc.	72,442	$10,277,347
Ares Management Co.	91,788	15,897,682
KKR & Co., Inc.	259,365	34,503,326
LPL Financial Holdings, Inc.	16,800	6,299,496
NASDAQ, Inc.	162,701	14,548,723
		$81,526,574
Business Services – 2.9%
CoStar Group, Inc. (a)	117,898	$9,478,999
Fiserv, Inc. (a)	47,818	8,244,301
MSCI, Inc.	8,347	4,814,049
TransUnion	231,732	20,392,416
Verisk Analytics, Inc., “A”	72,935	22,719,253
		$65,649,018
Computer Software – 19.2%
AppLovin Corp. (a)	24,315	$8,512,195
Atlassian Corp. (a)	83,223	16,901,759
Autodesk, Inc. (a)	102,000	31,576,140
Cadence Design Systems, Inc. (a)	61,042	18,810,092
CrowdStrike Holdings, Inc. (a)	23,265	11,849,097
Datadog, Inc., “A” (a)	55,498	7,455,046
Guidewire Software, Inc. (a)	53,955	12,703,705
Microsoft Corp.	570,544	283,794,291
SAP SE	43,098	13,105,583
ServiceNow, Inc. (a)	17,367	17,854,666
Synopsys, Inc. (a)	10,915	5,595,902
		$428,158,476
Computer Software - Systems – 4.8%
Apple, Inc.	484,345	$99,373,064
Shopify, Inc. (a)	73,746	8,506,601
		$107,879,665
Construction – 1.0%
Vulcan Materials Co.	81,994	$21,385,675
VEGFS-SEM
1

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.9%
Amphenol Corp., “A”	422,799	$41,751,401
Electronics – 12.4%
ASML Holding N.V., ADR	20,550	$16,468,564
Broadcom, Inc.	107,325	29,584,136
KLA Corp.	16,444	14,729,549
NVIDIA Corp.	1,272,799	201,089,514
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,134	15,431,670
		$277,303,433
Energy - Renewables – 1.6%
GE Vernova, Inc.	65,785	$34,810,133
Gaming & Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	81,082	$21,595,380
Health Maintenance Organizations – 0.3%
Cigna Group	22,869	$7,560,034
Insurance – 0.7%
Arthur J. Gallagher & Co.	49,536	$15,857,464
Interactive Media Services – 11.3%
Alphabet, Inc., “A”	484,893	$85,452,693
Meta Platforms, Inc., “A”	226,299	167,029,029
		$252,481,722
Leisure & Toys – 1.0%
Take-Two Interactive Software, Inc. (a)	90,584	$21,998,324
Machinery & Tools – 2.7%
Eaton Corp. PLC	93,011	$33,203,997
Roper Technologies, Inc.	15,646	8,868,779
Trane Technologies PLC	44,557	19,489,677
		$61,562,453
Major Banks – 0.2%
Goldman Sachs Group, Inc.	7,066	$5,000,962
Medical & Health Technology & Services – 0.5%
Veeva Systems, Inc. (a)	39,327	$11,325,389
Medical Equipment – 5.0%
Abbott Laboratories	107,099	$14,566,535
Boston Scientific Corp. (a)	320,365	34,410,405
Danaher Corp.	22,568	4,458,083
DexCom, Inc. (a)	88,361	7,713,032
Intuitive Surgical, Inc. (a)	40,406	21,957,024
Medtronic PLC	151,738	13,227,001
Thermo Fisher Scientific, Inc.	36,438	14,774,151
		$111,106,231
Natural Gas - Pipeline – 1.0%
Cheniere Energy, Inc.	92,263	$22,467,886
2

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.1%
Mastercard, Inc., “A”	145,382	$81,695,961
Moody's Corp.	26,396	13,239,970
Visa, Inc., “A”	116,023	41,193,966
		$136,129,897
Pharmaceuticals – 0.6%
Eli Lilly & Co.	6,612	$5,154,252
Vertex Pharmaceuticals, Inc. (a)	20,293	9,034,444
		$14,188,696
Real Estate – 0.4%
CBRE Group, Inc., “A” (a)	62,094	$8,700,611
Restaurants – 0.8%
Chipotle Mexican Grill, Inc., “A” (a)	85,943	$4,825,700
Starbucks Corp.	137,561	12,604,714
		$17,430,414
Specialty Chemicals – 1.0%
Linde PLC	47,308	$22,195,967
Specialty Stores – 8.4%
Amazon.com, Inc. (a)	783,871	$171,973,459
O'Reilly Automotive, Inc. (a)	174,472	15,725,161
		$187,698,620
Tobacco – 1.8%
Philip Morris International, Inc.	217,035	$39,528,585
Utilities - Electric Power – 0.9%
NextEra Energy, Inc.	48,742	$3,383,670
Vistra Corp.	87,558	16,969,616
		$20,353,286
Total Common Stocks (Identified Cost, $868,920,378)		$2,229,017,092
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $9,155,727)	9,155,722	$9,156,638
Other Assets, Less Liabilities – (0.2)%		(4,170,938)
Net Assets – 100.0%		$2,234,002,792

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,156,638 and
$2,229,017,092, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
3

MFS Growth Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $868,920,378)	$2,229,017,092
Investments in affiliated issuers, at value (identified cost, $9,155,727)	9,156,638
Cash	43,207
Receivables for
Fund shares sold	341,582
Dividends	562,808
Other assets	2,315
Total assets	$2,239,123,642
Liabilities
Payables for
Fund shares reacquired	$4,758,547
Payable to affiliates
Investment adviser	164,998
Administrative services fee	3,182
Shareholder servicing costs	1,096
Distribution and/or service fees	16,839
Payable for independent Trustees' compensation	7,571
Accrued expenses and other liabilities	168,617
Total liabilities	$5,120,850
Net assets	$2,234,002,792
Net assets consist of
Paid-in capital	$395,875,309
Total distributable earnings (loss)	1,838,127,483
Net assets	$2,234,002,792
Shares of beneficial interest outstanding	29,190,816

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,612,653,814	20,533,746	$78.54
Service Class	621,348,978	8,657,070	71.77
See Notes to Financial Statements
4

MFS Growth Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,450,200
Dividends from affiliated issuers	510,782
Other	17,600
Interest	222
Foreign taxes withheld	(64,810)
Total investment income	$5,913,994
Expenses
Management fee	$7,211,749
Distribution and/or service fees	706,882
Shareholder servicing costs	23,101
Administrative services fee	141,202
Independent Trustees' compensation	22,842
Custodian fee	51,732
Shareholder communications	66,674
Audit and tax fees	36,640
Legal fees	14,401
Miscellaneous	24,094
Total expenses	$8,299,317
Reduction of expenses by investment adviser	(143,612)
Net expenses	$8,155,705
Net investment income (loss)	$(2,241,711)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$81,663,990
Affiliated issuers	(4,210)
Foreign currency	6,270
Net realized gain (loss)	$81,666,050
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$71,275,258
Affiliated issuers	(73)
Translation of assets and liabilities in foreign currencies	20
Net unrealized gain (loss)	$71,275,205
Net realized and unrealized gain (loss)	$152,941,255
Change in net assets from operations	$150,699,544
See Notes to Financial Statements
5

MFS Growth Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(2,241,711)	$(5,177,131)
Net realized gain (loss)	81,666,050	399,890,478
Net unrealized gain (loss)	71,275,205	157,006,420
Change in net assets from operations	$150,699,544	$551,719,767
Total distributions to shareholders	$—	$(161,162,021)
Change in net assets from fund share transactions	$(79,937,991)	$(86,101,554)
Total change in net assets	$70,761,553	$304,456,192
Net assets
At beginning of period	2,163,241,239	1,858,785,047
At end of period	$2,234,002,792	$2,163,241,239
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$73.31	$60.29	$48.02	$79.36	$73.81	$59.40
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.13)	$(0.01)	$(0.05)	$(0.25)	$(0.14)
Net realized and unrealized gain (loss)	5.28	18.75	16.76	(24.26)	17.21	18.88
Total from investment operations	$5.23	$18.62	$16.75	$(24.31)	$16.96	$18.74
Less distributions declared to shareholders
From net realized gain	$—	$(5.60)	$(4.48)	$(7.03)	$(11.41)	$(4.33)
Net asset value, end of period (x)	$78.54	$73.31	$60.29	$48.02	$79.36	$73.81
Total return (%) (k)(r)(s)(x)	7.13 (n)	31.47	35.86	(31.63)	23.53	31.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74 (a)	0.73	0.74	0.74	0.72	0.74
Expenses after expense reductions	0.72 (a)	0.72	0.73	0.73	0.71	0.72
Net investment income (loss)	(0.15)(a)	(0.19)	(0.03)	(0.09)	(0.32)	(0.21)
Portfolio turnover rate	19 (n)	33	23	18	12	29
Net assets at end of period (000 omitted)	$1,612,654	$1,578,587	$1,375,609	$1,160,108	$1,805,385	$1,681,327

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$67.08	$55.68	$44.74	$74.74	$70.23	$56.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.28)	$(0.14)	$(0.18)	$(0.42)	$(0.29)
Net realized and unrealized gain (loss)	4.82	17.28	15.56	(22.79)	16.34	18.03
Total from investment operations	$4.69	$17.00	$15.42	$(22.97)	$15.92	$17.74
Less distributions declared to shareholders
From net realized gain	$—	$(5.60)	$(4.48)	$(7.03)	$(11.41)	$(4.33)
Net asset value, end of period (x)	$71.77	$67.08	$55.68	$44.74	$74.74	$70.23
Total return (%) (k)(r)(s)(x)	6.99 (n)	31.15	35.51	(31.80)	23.24	31.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.98	0.99	0.99	0.97	0.99
Expenses after expense reductions	0.97 (a)	0.97	0.98	0.98	0.96	0.97
Net investment income (loss)	(0.40)(a)	(0.43)	(0.27)	(0.34)	(0.57)	(0.46)
Portfolio turnover rate	19 (n)	33	23	18	12	29
Net assets at end of period (000 omitted)	$621,349	$584,655	$483,176	$383,804	$574,768	$514,102

See Notes to Financial Statements
7

MFS Growth Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Growth Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
During the reporting period, MFS Growth Series (the fund) was a diversified series of MFS Variable Insurance Trust (the trust). On June 18, 2025, pursuant to shareholder approval, the fund became a non-diversified series of the trust. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
9

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,229,017,092	$—	$—	$2,229,017,092
Investment Companies	9,156,638	—	—	9,156,638
Total	$2,238,173,730	$—	$—	$2,238,173,730
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for
10

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Long-term capital gains	$161,162,021
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$879,484,381
Gross appreciation	1,366,681,322
Gross depreciation	(7,991,973)
Net unrealized appreciation (depreciation)	$1,358,689,349
As of 12/31/24
Undistributed long-term capital gain	399,829,748
Other temporary differences	(19)
Net unrealized appreciation (depreciation)	1,287,598,210
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$116,812,317
Service Class	—	44,349,704
Total	$—	$161,162,021
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
11

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $143,612, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $21,384, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,717.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of the Service Class for an amount of $221.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $785,433 and $1,124,826, respectively. The sales transactions resulted in net realized gains (losses) of $(415,825).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $17,341, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $399,327,016 and $479,355,338, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
12

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	817,362	$56,382,648	1,122,502	$78,482,654
Service Class	622,635	40,337,648	1,316,511	84,797,164
	1,439,997	$96,720,296	2,439,013	$163,279,818
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,681,294	$116,093,354
Service Class	—	—	701,292	44,349,704
	—	$—	2,382,586	$160,443,058
Shares reacquired
Initial Class	(1,816,302)	$(131,382,819)	(4,089,048)	$(287,086,285)
Service Class	(681,200)	(45,275,468)	(1,979,457)	(122,738,145)
	(2,497,502)	$(176,658,287)	(6,068,505)	$(409,824,430)
Net change
Initial Class	(998,940)	$(75,000,171)	(1,285,252)	$(92,510,277)
Service Class	(58,565)	(4,937,820)	38,346	6,408,723
	(1,057,505)	$(79,937,991)	(1,246,906)	$(86,101,554)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 4% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $5,109 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,152,490	$165,449,537	$167,441,106	$(4,210)	$(73)	$9,156,638

13

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$510,782	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
At a special meeting of shareholders of MFS Growth Series, which was held on June 18, 2025, the following action was taken:
Item 1: To approve reclassifying the diversification status of the fund:
Number of Shares
For	1,298,779,725.960
Against	144,217,076.468
Abstain	72,441,658.004
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Value Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 9.7%
Boeing Co. (a)	297,815	$62,401,177
General Dynamics Corp.	170,634	49,767,113
Honeywell International, Inc.	185,248	43,140,554
Northrop Grumman Corp.	59,660	29,828,807
RTX Corp.	437,168	63,835,271
		$248,972,922
Alcoholic Beverages – 0.3%
Diageo PLC	341,535	$8,569,809
Brokerage & Asset Managers – 7.3%
Blackrock, Inc.	35,456	$37,202,208
Citigroup, Inc.	513,703	43,726,399
KKR & Co., Inc.	356,596	47,437,966
LPL Financial Holdings, Inc.	23,883	8,955,409
NASDAQ, Inc.	563,360	50,375,651
		$187,697,633
Business Services – 2.8%
Accenture PLC, “A”	151,034	$45,142,552
Equifax, Inc.	100,462	26,056,829
		$71,199,381
Computer Software - Systems – 0.3%
CDW Corp.	39,127	$6,987,691
Construction – 1.3%
CRH PLC	167,768	$15,401,102
Otis Worldwide Corp.	82,633	8,182,320
Sherwin-Williams Co.	31,101	10,678,839
		$34,262,261
Consumer Products – 2.1%
Kenvue, Inc.	1,046,906	$21,911,743
Kimberly-Clark Corp.	129,093	16,642,670
Reckitt Benckiser Group PLC	227,799	15,493,701
		$54,048,114
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	9,148	$9,516,116
Electronics – 6.2%
Analog Devices, Inc.	214,399	$51,031,250
KLA Corp.	39,300	35,202,582
NXP Semiconductors N.V.	154,445	33,744,688
Texas Instruments, Inc.	186,791	38,781,548
		$158,760,068
VLUFS-SEM
1

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.6%
ConocoPhillips	514,929	$46,209,729
EOG Resources, Inc.	162,974	19,493,320
		$65,703,049
Energy - Integrated – 3.2%
Chevron Corp.	232,258	$33,257,023
Exxon Mobil Corp.	448,373	48,334,609
		$81,591,632
Food & Beverages – 3.3%
Mondelez International, Inc.	414,029	$27,922,116
Nestle S.A.	297,083	29,515,474
PepsiCo, Inc.	199,260	26,310,290
		$83,747,880
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	126,680	$34,610,243
Health Maintenance Organizations – 4.4%
Cigna Group	253,199	$83,702,525
Elevance Health, Inc.	76,405	29,718,489
		$113,421,014
Insurance – 11.8%
Aon PLC	132,101	$47,128,353
Chubb Ltd.	152,745	44,253,281
Marsh & McLennan Cos., Inc.	267,098	58,398,307
Progressive Corp.	397,039	105,953,827
Travelers Cos., Inc.	175,413	46,929,994
		$302,663,762
Machinery & Tools – 3.6%
Eaton Corp. PLC	80,733	$28,820,874
Illinois Tool Works, Inc.	110,064	27,213,324
PACCAR, Inc.	296,721	28,206,298
Trane Technologies PLC	18,701	8,180,004
		$92,420,500
Major Banks – 9.7%
JPMorgan Chase & Co.	415,759	$120,532,692
Morgan Stanley	375,427	52,882,647
PNC Financial Services Group, Inc.	231,103	43,082,221
Wells Fargo & Co.	415,100	33,257,812
		$249,755,372
Medical & Health Technology & Services – 3.0%
McKesson Corp.	107,078	$78,464,617
Medical Equipment – 1.5%
Abbott Laboratories	283,584	$38,570,260
Other Banks & Diversified Financials – 2.4%
American Express Co.	195,601	$62,392,807
2

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.5%
AbbVie, Inc.	193,776	$35,968,701
Johnson & Johnson	340,023	51,938,513
Merck & Co., Inc.	239,462	18,955,812
Pfizer, Inc.	1,379,575	33,440,898
		$140,303,924
Railroad & Shipping – 2.1%
Canadian National Railway Co.	104,275	$10,848,771
Union Pacific Corp.	192,600	44,313,408
		$55,162,179
Real Estate - Storage – 1.9%
Prologis, Inc., REIT	387,204	$40,702,884
Public Storage, Inc., REIT	26,887	7,889,184
		$48,592,068
Specialty Chemicals – 0.7%
Corteva, Inc.	121,186	$9,031,993
DuPont de Nemours, Inc.	146,965	10,080,329
		$19,112,322
Specialty Stores – 2.4%
Lowe's Cos., Inc.	205,250	$45,538,818
Target Corp.	158,156	15,602,089
		$61,140,907
Utilities - Electric Power – 9.1%
American Electric Power Co., Inc.	108,987	$11,308,491
Dominion Energy, Inc.	793,511	44,849,242
Duke Energy Corp.	440,945	52,031,510
Exelon Corp.	446,202	19,374,091
PG&E Corp.	1,950,273	27,186,805
Southern Co.	523,658	48,087,514
Xcel Energy, Inc.	439,607	29,937,237
		$232,774,890
Total Common Stocks (Identified Cost, $1,339,931,515)		$2,540,441,421
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $24,901,910)	24,901,880	$24,904,370
Other Assets, Less Liabilities – 0.1%		1,700,774
Net Assets – 100.0%		$2,567,046,565

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,904,370 and
$2,540,441,421, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Value Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,339,931,515)	$2,540,441,421
Investments in affiliated issuers, at value (identified cost, $24,901,910)	24,904,370
Cash	75,942
Receivables for
Fund shares sold	1,570,026
Dividends	2,223,607
Other assets	2,777
Total assets	$2,569,218,143
Liabilities
Payables for
Fund shares reacquired	$1,833,395
Payable to affiliates
Investment adviser	153,084
Administrative services fee	3,647
Shareholder servicing costs	1,026
Distribution and/or service fees	31,776
Payable for independent Trustees' compensation	8,671
Accrued expenses and other liabilities	139,979
Total liabilities	$2,171,578
Net assets	$2,567,046,565
Net assets consist of
Paid-in capital	$1,041,693,486
Total distributable earnings (loss)	1,525,353,079
Net assets	$2,567,046,565
Shares of beneficial interest outstanding	112,744,232

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,397,765,139	60,541,886	$23.09
Service Class	1,169,281,426	52,202,346	22.40
See Notes to Financial Statements
4

MFS Value Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$30,807,788
Dividends from affiliated issuers	402,042
Other	10,229
Foreign taxes withheld	(252,764)
Total investment income	$30,967,295
Expenses
Management fee	$8,597,358
Distribution and/or service fees	1,430,903
Shareholder servicing costs	24,300
Administrative services fee	169,237
Independent Trustees' compensation	27,327
Custodian fee	59,019
Shareholder communications	30,755
Audit and tax fees	36,318
Legal fees	6,623
Miscellaneous	26,805
Total expenses	$10,408,645
Reduction of expenses by investment adviser	(360,702)
Net expenses	$10,047,943
Net investment income (loss)	$20,919,352
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$88,807,428
Affiliated issuers	(1,097)
Foreign currency	15,458
Net realized gain (loss)	$88,821,789
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$54,534,852
Affiliated issuers	1,282
Translation of assets and liabilities in foreign currencies	82,903
Net unrealized gain (loss)	$54,619,037
Net realized and unrealized gain (loss)	$143,440,826
Change in net assets from operations	$164,360,178
See Notes to Financial Statements
5

MFS Value Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$20,919,352	$37,797,705
Net realized gain (loss)	88,821,789	187,167,952
Net unrealized gain (loss)	54,619,037	50,366,148
Change in net assets from operations	$164,360,178	$275,331,805
Total distributions to shareholders	$—	$(227,399,514)
Change in net assets from fund share transactions	$(109,808,785)	$10,350,105
Total change in net assets	$54,551,393	$58,282,396
Net assets
At beginning of period	2,512,495,172	2,454,212,776
At end of period	$2,567,046,565	$2,512,495,172
See Notes to Financial Statements
6

MFS Value Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.63	$21.27	$21.55	$24.72	$20.40	$20.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.36	$0.36	$0.35	$0.31	$0.31
Net realized and unrealized gain (loss)	1.26	2.12	1.22	(1.83)	4.84	0.29
Total from investment operations	$1.46	$2.48	$1.58	$(1.48)	$5.15	$0.60
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.36)	$(0.32)	$(0.31)	$(0.30)
From net realized gain	—	(1.74)	(1.50)	(1.37)	(0.52)	(0.85)
Total distributions declared to shareholders	$—	$(2.12)	$(1.86)	$(1.69)	$(0.83)	$(1.15)
Net asset value, end of period (x)	$23.09	$21.63	$21.27	$21.55	$24.72	$20.40
Total return (%) (k)(r)(s)(x)	6.75 (n)	11.61	7.93	(5.91)	25.45	3.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72 (a)	0.72	0.72	0.72	0.72	0.73
Expenses after expense reductions	0.69 (a)	0.69	0.69	0.70	0.70	0.71
Net investment income (loss)	1.79 (a)	1.60	1.73	1.60	1.33	1.64
Portfolio turnover rate	6 (n)	15	16	13	9	17
Net assets at end of period (000 omitted)	$1,397,765	$1,352,605	$1,246,269	$1,207,158	$1,363,583	$1,183,318

See Notes to Financial Statements
7

MFS Value Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$21.01	$20.72	$21.03	$24.16	$19.96	$20.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.30	$0.29	$0.24	$0.25
Net realized and unrealized gain (loss)	1.23	2.07	1.19	(1.79)	4.75	0.29
Total from investment operations	$1.39	$2.36	$1.49	$(1.50)	$4.99	$0.54
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.30)	$(0.26)	$(0.27)	$(0.25)
From net realized gain	—	(1.74)	(1.50)	(1.37)	(0.52)	(0.85)
Total distributions declared to shareholders	$—	$(2.07)	$(1.80)	$(1.63)	$(0.79)	$(1.10)
Net asset value, end of period (x)	$22.40	$21.01	$20.72	$21.03	$24.16	$19.96
Total return (%) (k)(r)(s)(x)	6.62 (n)	11.30	7.69	(6.14)	25.16	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97 (a)	0.97	0.97	0.97	0.97	0.98
Expenses after expense reductions	0.94 (a)	0.94	0.94	0.95	0.95	0.96
Net investment income (loss)	1.54 (a)	1.35	1.48	1.35	1.08	1.38
Portfolio turnover rate	6 (n)	15	16	13	9	17
Net assets at end of period (000 omitted)	$1,169,281	$1,159,890	$1,207,943	$1,239,407	$1,469,104	$1,267,251

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Value Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Value Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,540,441,421	$—	$—	$2,540,441,421
Investment Companies	24,904,370	—	—	24,904,370
Total	$2,565,345,791	$—	$—	$2,565,345,791
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
10

MFS Value Series
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$39,172,482
Long-term capital gains	188,227,032
Total distributions	$227,399,514
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$1,375,426,004
Gross appreciation	1,235,649,451
Gross depreciation	(45,729,664)
Net unrealized appreciation (depreciation)	$1,189,919,787
As of 12/31/24
Undistributed ordinary income	41,387,154
Undistributed long-term capital gain	185,927,356
Other temporary differences	(3,603)
Net unrealized appreciation (depreciation)	1,133,681,994
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$118,804,687
Service Class	—	108,594,827
Total	$—	$227,399,514
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
11

MFS Value Series
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $173,500, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $187,202, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $23,054, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,246.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 6 shares of Service Class for an aggregate amount of $127.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,492,778 and $658,959, respectively. The sales transactions resulted in net realized gains (losses) of $489,386.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $9,915, which is included in “Other” income in the Statement of Operations.
12

MFS Value Series
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $139,724,011 and $243,577,460, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,170,099	$47,680,715	11,063,345	$243,879,336
Service Class	2,330,700	50,079,060	5,256,696	113,945,679
	4,500,799	$97,759,775	16,320,041	$357,825,015
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,469,829	$118,804,687
Service Class	—	—	5,141,801	108,594,827
	—	$—	10,611,630	$227,399,514
Shares reacquired
Initial Class	(4,168,665)	$(92,377,538)	(12,584,842)	$(281,546,545)
Service Class	(5,338,585)	(115,191,022)	(13,500,589)	(293,327,879)
	(9,507,250)	$(207,568,560)	(26,085,431)	$(574,874,424)
Net change
Initial Class	(1,998,566)	$(44,696,823)	3,948,332	$81,137,478
Service Class	(3,007,885)	(65,111,962)	(3,102,092)	(70,787,373)
	(5,006,451)	$(109,808,785)	846,240	$10,350,105
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 3% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $6,285 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
13

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,567,969	$153,561,677	$138,225,461	$(1,097)	$1,282	$24,904,370

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$402,042	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Research Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.9%
General Dynamics Corp.	8,477	$2,472,402
Howmet Aerospace, Inc.	19,173	3,568,671
RTX Corp.	34,620	5,055,212
		$11,096,285
Automotive – 0.5%
Aptiv PLC (a)	28,442	$1,940,313
Broadcasting – 1.5%
Omnicom Group, Inc.	41,937	$3,016,948
Spotify Technology S.A. (a)	3,714	2,849,901
		$5,866,849
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	42,337	$3,862,828
CME Group, Inc.	13,881	3,825,881
Evercore Partners, Inc.	3,560	961,271
KKR & Co., Inc.	12,508	1,663,940
		$10,313,920
Business Services – 2.9%
Accenture PLC, “A”	12,351	$3,691,590
Cognizant Technology Solutions Corp., “A”	26,105	2,036,973
Fiserv, Inc. (a)	14,314	2,467,877
TransUnion	31,707	2,790,216
		$10,986,656
Computer Software – 14.4%
Atlassian Corp. (a)	12,521	$2,542,890
Cadence Design Systems, Inc. (a)	11,498	3,543,109
Constellation Software, Inc.	804	2,948,069
Elastic N.V. (a)	12,854	1,083,978
HubSpot, Inc. (a)	3,409	1,897,551
Microsoft Corp. (s)	65,778	32,718,635
Okta, Inc. (a)	24,232	2,422,473
Salesforce, Inc.	19,190	5,232,921
Tyler Technologies, Inc. (a)	3,808	2,257,535
		$54,647,161
Computer Software - Systems – 5.1%
Apple, Inc.	76,649	$15,726,075
CDW Corp.	9,162	1,636,242
EPAM Systems, Inc. (a)	11,789	2,084,531
		$19,446,848
VFRFS-SEM
1

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.8%
CRH PLC	30,378	$2,788,701
Ferguson Enterprises, Inc.	8,427	1,834,979
Sherwin-Williams Co.	6,051	2,077,671
		$6,701,351
Consumer Products – 1.2%
Colgate-Palmolive Co.	22,408	$2,036,887
Estée Lauder Cos., Inc., “A”	12,480	1,008,384
Kenvue, Inc.	77,095	1,613,599
		$4,658,870
Consumer Services – 1.0%
Booking Holdings, Inc.	386	$2,234,646
Expedia Group, Inc.	10,335	1,743,308
		$3,977,954
Electrical Equipment – 1.6%
Emerson Electric Co.	28,443	$3,792,305
TE Connectivity PLC	12,456	2,100,954
		$5,893,259
Electronics – 10.1%
Broadcom, Inc.	34,718	$9,570,017
Lam Research Corp.	37,254	3,626,304
Marvell Technology, Inc.	30,497	2,360,468
NVIDIA Corp.	130,480	20,614,535
NXP Semiconductors N.V.	9,354	2,043,756
		$38,215,080
Energy - Independent – 1.4%
ConocoPhillips	34,642	$3,108,773
Hess Corp.	8,517	1,179,945
Valero Energy Corp.	8,859	1,190,827
		$5,479,545
Energy - Integrated – 1.1%
Exxon Mobil Corp.	37,729	$4,067,186
Food & Beverages – 1.5%
General Mills, Inc.	22,475	$1,164,430
Mondelez International, Inc.	27,238	1,836,931
PepsiCo, Inc.	21,082	2,783,667
		$5,785,028
Gaming & Lodging – 0.7%
Hilton Worldwide Holdings, Inc.	10,099	$2,689,768
General Merchandise – 0.5%
Dollar General Corp.	15,415	$1,763,168
Health Maintenance Organizations – 1.3%
Cigna Group	11,163	$3,690,265
Humana, Inc.	4,977	1,216,777
		$4,907,042
2

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.6%
American International Group, Inc.	19,606	$1,678,078
Aon PLC	8,520	3,039,595
Chubb Ltd.	10,717	3,104,929
Willis Towers Watson PLC	7,060	2,163,890
		$9,986,492
Interactive Media Services – 7.3%
Alphabet, Inc., “A” (s)	54,929	$9,680,138
Meta Platforms, Inc., “A”	24,306	17,940,015
		$27,620,153
Internet – 0.1%
Gartner, Inc. (a)	1,190	$481,022
Machinery & Tools – 3.4%
Eaton Corp. PLC	10,794	$3,853,350
Nordson Corp.	11,288	2,419,808
Regal Rexnord Corp.	13,179	1,910,428
Trane Technologies PLC	6,059	2,650,267
Wabtec Corp.	10,465	2,190,848
		$13,024,701
Major Banks – 4.4%
JPMorgan Chase & Co.	33,792	$9,796,639
Morgan Stanley	23,648	3,331,057
PNC Financial Services Group, Inc.	20,047	3,737,162
		$16,864,858
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	5,619	$817,284
McKesson Corp.	3,448	2,526,625
		$3,343,909
Medical Equipment – 4.2%
Agilent Technologies, Inc.	17,190	$2,028,592
Becton, Dickinson and Co.	14,265	2,457,146
Boston Scientific Corp. (a)	30,673	3,294,587
Medtronic PLC	41,076	3,580,595
STERIS PLC	10,272	2,467,540
Waters Corp. (a)	5,759	2,010,121
		$15,838,581
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc.	4,472	$1,089,021
Oil Services – 0.2%
TechnipFMC PLC	25,683	$884,523
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	20,161	$11,329,272
Moody's Corp.	4,166	2,089,624
Northern Trust Corp.	14,562	1,846,316
		$15,265,212
3

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.6%
AbbVie, Inc.	23,431	$4,349,262
Johnson & Johnson	30,490	4,657,347
Pfizer, Inc.	93,553	2,267,725
Vertex Pharmaceuticals, Inc. (a)	5,165	2,299,458
		$13,573,792
Railroad & Shipping – 0.5%
Union Pacific Corp.	7,616	$1,752,289
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	12,704	$1,873,078
Restaurants – 2.0%
Aramark	79,710	$3,337,457
Starbucks Corp.	17,752	1,626,616
U.S. Foods Holding Corp. (a)	36,282	2,794,077
		$7,758,150
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	8,240	$2,324,174
Corteva, Inc.	30,562	2,277,786
		$4,601,960
Specialty Stores – 7.0%
Amazon.com, Inc. (a)(s)	83,603	$18,341,662
BJ's Wholesale Club Holdings, Inc. (a)	15,831	1,707,057
Home Depot, Inc.	11,300	4,143,032
TJX Cos., Inc.	18,754	2,315,931
		$26,507,682
Telecom - Infrastructure – 1.3%
American Tower Corp., REIT	17,184	$3,798,007
SBA Communications Corp., REIT	4,889	1,148,133
		$4,946,140
Tobacco – 0.8%
Philip Morris International, Inc.	15,865	$2,889,492
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	10,499	$1,507,656
Utilities - Electric Power – 2.4%
Alliant Energy Corp.	29,682	$1,794,870
Duke Energy Corp.	19,482	2,298,876
PG&E Corp.	122,421	1,706,549
PPL Corp.	49,148	1,665,626
Vistra Corp.	7,564	1,465,979
		$8,931,900
Total Common Stocks (Identified Cost, $221,455,028)		$377,176,894

4

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,981	$0

Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $3,252,426)	3,252,210	$3,252,536
Other Assets, Less Liabilities – (0.1)%		(565,211)
Net Assets – 100.0%		$379,864,219

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,252,536 and
$377,176,894, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2025, the fund had cash collateral of $5,168 and other liquid securities collateral with an aggregate value of $565,580. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $221,455,028)	$377,176,894
Investments in affiliated issuers, at value (identified cost, $3,252,426)	3,252,536
Cash	5,493
Deposits with brokers	5,168
Receivables for
Fund shares sold	12,047
Dividends	232,629
Other assets	959
Total assets	$380,685,726
Liabilities
Payables for
Fund shares reacquired	$731,406
Payable to affiliates
Investment adviser	12,879
Administrative services fee	645
Shareholder servicing costs	521
Distribution and/or service fees	2,652
Payable for independent Trustees' compensation	3,030
Accrued expenses and other liabilities	70,374
Total liabilities	$821,507
Net assets	$379,864,219
Net assets consist of
Paid-in capital	$(75,407,402)
Total distributable earnings (loss)	455,271,621
Net assets	$379,864,219
Shares of beneficial interest outstanding	10,234,281

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$282,363,903	7,561,548	$37.34
Service Class	97,500,316	2,672,733	36.48
See Notes to Financial Statements
6

MFS Research Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,531,644
Dividends from affiliated issuers	125,010
Other	6,845
Foreign taxes withheld	(3,680)
Total investment income	$2,659,819
Expenses
Management fee	$1,678,280
Distribution and/or service fees	175,978
Shareholder servicing costs	8,062
Administrative services fee	35,227
Independent Trustees' compensation	6,298
Custodian fee	19,496
Shareholder communications	19,373
Audit and tax fees	36,348
Legal fees	1,964
Miscellaneous	17,417
Total expenses	$1,998,443
Reduction of expenses by investment adviser	(120,477)
Net expenses	$1,877,966
Net investment income (loss)	$781,853
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$211,135,021
Affiliated issuers	(5,946)
Foreign currency	(1,463)
Net realized gain (loss)	$211,127,612
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(180,115,702)
Affiliated issuers	(372)
Translation of assets and liabilities in foreign currencies	590
Net unrealized gain (loss)	$(180,115,484)
Net realized and unrealized gain (loss)	$31,012,128
Change in net assets from operations	$31,793,981
See Notes to Financial Statements
7

MFS Research Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$781,853	$2,834,772
Net realized gain (loss)	211,127,612	87,809,083
Net unrealized gain (loss)	(180,115,484)	40,103,198
Change in net assets from operations	$31,793,981	$130,747,053
Total distributions to shareholders	$—	$(48,420,039)
Change in net assets from fund share transactions	$(418,980,857)	$(49,393,296)
Total change in net assets	$(387,186,876)	$32,933,718
Net assets
At beginning of period	767,051,095	734,117,377
At end of period	$379,864,219	$767,051,095
See Notes to Financial Statements
8

MFS Research Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$35.59	$31.97	$27.74	$38.59	$32.87	$29.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.17	$0.19	$0.21	$0.13	$0.18
Net realized and unrealized gain (loss)	1.67	5.76	5.86	(6.62)	7.92	4.62
Total from investment operations	$1.75	$5.93	$6.05	$(6.41)	$8.05	$4.80
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.16)	$(0.16)	$(0.20)	$(0.22)
From net realized gain	—	(2.09)	(1.66)	(4.28)	(2.13)	(1.20)
Total distributions declared to shareholders	$—	$(2.31)	$(1.82)	$(4.44)	$(2.33)	$(1.42)
Net asset value, end of period (x)	$37.34	$35.59	$31.97	$27.74	$38.59	$32.87
Total return (%) (k)(r)(s)(x)	4.92 (n)	18.87	22.42	(17.21)	24.80	16.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81 (a)	0.79	0.82	0.82	0.80	0.82
Expenses after expense reductions	0.76 (a)	0.77	0.79	0.79	0.78	0.79
Net investment income (loss)	0.46 (a)	0.48	0.64	0.68	0.35	0.62
Portfolio turnover rate	22 (n)	22	22	24	19	39
Net assets at end of period (000 omitted)	$282,364	$457,306	$423,942	$405,178	$384,928	$372,405
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	0.77	0.77	0.77	0.77	0.77

See Notes to Financial Statements
9

MFS Research Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$34.81	$31.32	$27.20	$37.92	$32.34	$29.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.08	$0.12	$0.12	$0.04	$0.11
Net realized and unrealized gain (loss)	1.65	5.63	5.73	(6.50)	7.79	4.54
Total from investment operations	$1.67	$5.71	$5.85	$(6.38)	$7.83	$4.65
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.07)	$(0.06)	$(0.12)	$(0.16)
From net realized gain	—	(2.09)	(1.66)	(4.28)	(2.13)	(1.20)
Total distributions declared to shareholders	$—	$(2.22)	$(1.73)	$(4.34)	$(2.25)	$(1.36)
Net asset value, end of period (x)	$36.48	$34.81	$31.32	$27.20	$37.92	$32.34
Total return (%) (k)(r)(s)(x)	4.80 (n)	18.56	22.12	(17.43)	24.51	16.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06 (a)	1.04	1.07	1.07	1.05	1.07
Expenses after expense reductions	1.01 (a)	1.02	1.04	1.04	1.03	1.04
Net investment income (loss)	0.10 (a)	0.22	0.40	0.39	0.10	0.37
Portfolio turnover rate	22 (n)	22	22	24	19	39
Net assets at end of period (000 omitted)	$97,500	$309,746	$310,175	$290,421	$396,938	$375,322
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.02	1.02	1.02	1.02	1.02

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Research Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
11

MFS Research Series
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$371,378,924	$—	$—	$371,378,924
Canada	2,948,069	0	—	2,948,069
Sweden	2,849,901	—	—	2,849,901
Investment Companies	3,252,536	—	—	3,252,536
Total	$380,429,430	$0	$—	$380,429,430
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the six months ended June 30, 2025, the fund did not enter into short sale transactions.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
12

MFS Research Series
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$3,885,536
Long-term capital gains	44,534,503
Total distributions	$48,420,039
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$227,553,883
Gross appreciation	160,396,418
Gross depreciation	(7,520,871)
Net unrealized appreciation (depreciation)	$152,875,547
As of 12/31/24
Undistributed ordinary income	9,944,759
Undistributed long-term capital gain	80,533,576
Other temporary differences	(590)
Net unrealized appreciation (depreciation)	332,999,895
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
13

MFS Research Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$28,590,596
Service Class	—	19,829,443
Total	$—	$48,420,039
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $31,047, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2025. For the six months ended June 30, 2025, this reduction amounted to $89,430, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $7,043, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,019.
14

MFS Research Series
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $153.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $6,635, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $102,315,930 and $284,177,674, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	332,895	$10,616,973	624,377	$21,767,236
Service Class	178,191	5,966,764	342,690	11,629,854
	511,086	$16,583,737	967,067	$33,397,090
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	839,665	$28,590,596
Service Class	—	—	594,764	19,829,443
	—	$—	1,434,429	$48,420,039
Shares reacquired
Initial Class	(5,622,260)	$(206,287,714)	(1,871,794)	$(64,806,038)
Service Class	(6,403,826)	(229,276,880)	(1,941,171)	(66,404,387)
	(12,026,086)	$(435,564,594)	(3,812,965)	$(131,210,425)
Net change
Initial Class	(5,289,365)	$(195,670,741)	(407,752)	$(14,448,206)
Service Class	(6,225,635)	(223,310,116)	(1,003,717)	(34,945,090)
	(11,515,000)	$(418,980,857)	(1,411,469)	$(49,393,296)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 18%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.
15

MFS Research Series
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $1,408 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,314,544	$164,971,583	$167,027,273	$(5,946)	$(372)	$3,252,536

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$125,010	$—
(8) Redemptions In-Kind
On February 7, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $234,254,866. The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $116,265,298 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS New Discovery Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace & Defense – 4.3%
CACI International, Inc., “A” (a)	21,601	$10,297,197
Karman Holdings, Inc. (a)	88,040	4,434,575
KBR, Inc.	103,399	4,956,948
Mirion Technologies, Inc. (a)	250,291	5,388,765
Standard Aero, Inc. (a)	176,322	5,580,591
		$30,658,076
Apparel Manufacturers – 0.7%
Columbia Sportswear Co.	86,434	$5,279,389
Automotive – 3.4%
ACV Auctions, Inc. (a)	489,069	$7,932,699
Modine Manufacturing Co. (a)	64,748	6,377,678
Visteon Corp. (a)	104,971	9,793,795
		$24,104,172
Biotechnology – 2.3%
ABSCI Corp. (a)(l)	507,730	$1,304,866
Adaptive Biotechnologies Corp. (a)	329,544	3,839,188
Blueprint Medicines Corp. (a)	13,985	1,792,597
CG Oncology, Inc. (a)	55,280	1,437,280
Exact Sciences Corp. (a)	91,761	4,876,179
Immunocore Holdings PLC, ADR (a)	100,063	3,139,977
		$16,390,087
Brokerage & Asset Managers – 5.3%
GCM Grosvenor, Inc., “A”	458,334	$5,298,341
P10, Inc.	455,607	4,656,304
PJT Partners, Inc.	40,471	6,678,120
StepStone Group, Inc.	218,207	12,110,488
WisdomTree Investments, Inc.	804,402	9,258,667
		$38,001,920
Business Services – 1.9%
ExlService Holdings, Inc. (a)	162,707	$7,124,939
TriNet Group, Inc.	62,562	4,575,785
UL Solutions, Inc.	24,723	1,801,318
		$13,502,042
Chemicals – 0.7%
BioLife Solutions, Inc. (a)	245,021	$5,277,752
Computer Software – 11.1%
Alkami Technology, Inc. (a)	315,962	$9,523,095
CCC Intelligent Holdings, Inc. (a)	994,819	9,361,247
Elastic N.V. (a)	73,708	6,215,796
Guidewire Software, Inc. (a)	23,610	5,558,974
JFrog Ltd. (a)	236,809	10,391,179
Kinaxis, Inc. (a)	46,100	6,856,010
OneStream, Inc. (a)	245,533	6,948,584
VNDFS-SEM
1

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Pegasystems, Inc.	186,980	$10,121,227
SentinelOne, Inc., “A” (a)	344,840	6,303,675
ServiceTitan, Inc., “A” (a)	28,055	3,006,935
VERTEX, Inc. (a)	155,923	5,509,539
		$79,796,261
Computer Software - Systems – 1.3%
Q2 Holdings, Inc. (a)	95,826	$8,968,355
Construction – 5.6%
AZEK Co., Inc. (a)	68,818	$3,740,258
Independence Realty Trust, Inc., REIT	447,003	7,907,483
James Hardie Industries PLC (a)(l)	205,964	5,538,372
Knife River Corp. (a)	135,831	11,089,243
QXO, Inc. (a)	180,604	3,890,210
QXO, Inc. (PIPE) (a)(n)	379,925	8,183,585
		$40,349,151
Consumer Products – 1.2%
e.l.f. Beauty, Inc. (a)	37,308	$4,642,608
ODDITY Tech Ltd. (a)	54,500	4,113,115
		$8,755,723
Containers – 1.0%
AptarGroup Inc.	46,198	$7,226,753
Electrical Equipment – 3.0%
Littlefuse, Inc.	30,950	$7,017,293
nVent Electric PLC	201,539	14,762,732
		$21,780,025
Electronics – 4.3%
Advanced Energy Industries, Inc.	82,097	$10,877,852
Allegro MicroSystems, Inc. (a)	119,062	4,070,730
Formfactor, Inc. (a)	285,786	9,833,896
Onto Innovation, Inc. (a)	58,320	5,886,238
		$30,668,716
Energy - Independent – 2.5%
Antero Resources Corp. (a)	131,030	$5,277,888
Matador Resources Co.	91,008	4,342,902
Permian Resources Corp.	302,298	4,117,299
Viper Energy, Inc.	113,062	4,311,054
		$18,049,143
Energy - Renewables – 0.5%
Bloom Energy Corp. (a)	155,477	$3,719,010
Engineering - Construction – 1.9%
Jacobs Solutions, Inc.	27,501	$3,615,007
TopBuild Corp. (a)	31,796	10,293,637
		$13,908,644
2

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.7%
Genius Sports Ltd. (a)	1,250,102	$13,001,061
Sportradar Group AG (a)	231,506	6,500,688
		$19,501,749
General Merchandise – 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	57,301	$7,551,126
Internet – 0.6%
Etoro Group Ltd. (a)(l)	58,232	$3,877,669
Leisure & Toys – 2.2%
Brunswick Corp.	94,687	$5,230,510
Corsair Gaming, Inc. (a)	463,314	4,369,051
Patrick Industries, Inc.	65,637	6,056,326
		$15,655,887
Machinery & Tools – 5.7%
Albany International Corp.	61,430	$4,308,086
Crane Co.	65,081	12,358,231
Flowserve Corp.	291,939	15,283,007
RB Global, Inc.	84,837	9,008,841
		$40,958,165
Medical & Health Technology & Services – 3.8%
Certara, Inc. (a)	368,766	$4,314,562
GeneDX Holdings Corp. (a)	54,442	5,025,541
Guardant Health, Inc. (a)	70,667	3,677,511
HealthEquity, Inc. (a)	50,084	5,246,800
Schrodinger, Inc. (a)	346,609	6,973,773
Tempus AI, Inc. (a)(l)	31,071	1,974,251
		$27,212,438
Medical Equipment – 11.3%
Align Technology, Inc. (a)	38,144	$7,221,803
Bio-Techne Corp.	192,073	9,882,156
Caris Life Sciences, Inc. (a)	108,330	2,894,578
Ceribell, Inc. (a)	127,979	2,397,047
Fractyl Health, Inc. (a)	206,861	335,115
Gerresheimer AG	64,074	3,613,791
Globus Medical, Inc. (a)	196,059	11,571,402
iRhythm Technologies, Inc. (a)	29,287	4,509,027
Lantheus Holdings, Inc. (a)	75,932	6,215,793
Masimo Corp. (a)	30,822	5,184,877
Metsera, Inc. (a)(l)	58,679	1,669,418
Outset Medical, Inc. (a)(l)	147,173	2,827,193
PROCEPT BioRobotics Corp. (a)	47,292	2,724,019
QIAGEN N.V. (a)	222,139	10,676,000
UFP Technologies, Inc. (a)	36,316	8,866,915
		$80,589,134
Oil Services – 0.9%
TechnipFMC PLC	185,305	$6,381,904
3

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.8%
Amicus Therapeutics, Inc. (a)	832,160	$4,768,277
Annexon, Inc. (a)	228,352	548,045
Ascendis Pharma, ADR (a)	35,862	6,189,781
Collegium Pharmaceutical, Inc. (a)	181,483	5,366,452
Cytokinetics, Inc. (a)	107,108	3,538,848
Harmony Biosciences Holdings (a)	148,413	4,689,851
Ionis Pharmaceuticals, Inc. (a)	119,834	4,734,641
Kymera Therapeutics, Inc. (a)	104,129	4,544,190
Legend Biotech Corp., ADR (a)	103,074	3,658,096
Ligand Pharmaceuticals, Inc. (a)	78,588	8,933,884
Neurocrine Biosciences, Inc. (a)	39,588	4,975,816
Ultragenyx Pharmaceutical, Inc. (a)	104,426	3,796,929
		$55,744,810
Pollution Control – 0.9%
GFL Environmental, Inc.	120,464	$6,078,613
Real Estate – 0.7%
DigitalBridge Group, Inc., REIT	499,176	$5,166,472
Real Estate - Storage – 2.0%
STAG Industrial, Inc., REIT	137,549	$4,990,278
Terreno Realty Corp., REIT	167,849	9,411,293
		$14,401,571
Restaurants – 3.8%
Chefs' Warehouse, Inc. (a)	111,888	$7,139,573
U.S. Foods Holding Corp. (a)	152,988	11,781,606
Wingstop, Inc.	25,011	8,422,204
		$27,343,383
Specialty Chemicals – 0.3%
Axalta Coating Systems Ltd. (a)	76,898	$2,283,102
Trucking – 1.7%
Knight-Swift Transportation Holdings, Inc.	139,705	$6,179,152
XPO, Inc. (a)	49,349	6,232,285
		$12,411,437
Total Common Stocks (Identified Cost, $573,734,426)		$691,592,679
Mutual Funds (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $27,194,071)	27,194,114	$27,196,833
Collateral for Securities Loaned – 2.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $15,973,000)	15,973,000	$15,973,000
Other Assets, Less Liabilities – (2.5)%		(18,169,668)
Net Assets – 100.0%		$716,592,844
4

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,196,833 and
$707,565,679, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,183,585, representing 1.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $15,464,596 of securities on loan (identified cost, $589,707,426)	$707,565,679
Investments in affiliated issuers, at value (identified cost, $27,194,071)	27,196,833
Receivables for
Investments sold	3,667,401
Fund shares sold	61,986
Interest and dividends	459,965
Other assets	3,811
Total assets	$738,955,675
Liabilities
Payable to custodian	$2,317
Payables for
Investments purchased	5,524,781
Fund shares reacquired	691,671
Collateral for securities loaned, at value	15,973,000
Payable to affiliates
Investment adviser	29,476
Administrative services fee	1,114
Shareholder servicing costs	867
Distribution and/or service fees	11,511
Payable for independent Trustees' compensation	2,692
Accrued expenses and other liabilities	125,402
Total liabilities	$22,362,831
Net assets	$716,592,844
Net assets consist of
Paid-in capital	$725,544,709
Total distributable earnings (loss)	(8,951,865)
Net assets	$716,592,844
Shares of beneficial interest outstanding	58,289,898

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$295,832,176	20,596,505	$14.36
Service Class	420,760,668	37,693,393	11.16
See Notes to Financial Statements
6

MFS New Discovery Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,170,520
Dividends from affiliated issuers	689,672
Income on securities loaned	138,935
Other	37,912
Foreign taxes withheld	(10,304)
Total investment income	$3,026,735
Expenses
Management fee	$3,069,022
Distribution and/or service fees	497,973
Shareholder servicing costs	15,868
Administrative services fee	50,279
Independent Trustees' compensation	8,169
Custodian fee	17,731
Shareholder communications	18,301
Audit and tax fees	34,296
Legal fees	1,839
Miscellaneous	18,270
Total expenses	$3,731,748
Reduction of expenses by investment adviser	(262,863)
Net expenses	$3,468,885
Net investment income (loss)	$(442,150)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,081,628
Affiliated issuers	(2,156)
Foreign currency	(1,844)
Net realized gain (loss)	$1,077,628
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$27,700,522
Affiliated issuers	(2,292)
Translation of assets and liabilities in foreign currencies	18,684
Net unrealized gain (loss)	$27,716,914
Net realized and unrealized gain (loss)	$28,794,542
Change in net assets from operations	$28,352,392
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(442,150)	$(1,634,268)
Net realized gain (loss)	1,077,628	29,975,917
Net unrealized gain (loss)	27,716,914	16,292,304
Change in net assets from operations	$28,352,392	$44,633,953
Change in net assets from fund share transactions	$(25,278,132)	$(46,304,789)
Total change in net assets	$3,074,260	$(1,670,836)
Net assets
At beginning of period	713,518,584	715,189,420
At end of period	$716,592,844	$713,518,584
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.81	$12.94	$11.31	$23.30	$26.96	$20.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00 (w)	$(0.01)	$(0.02)	$(0.04)	$(0.11)	$(0.06)
Net realized and unrealized gain (loss)	0.55	0.88	1.65	(6.56)	0.92	8.84
Total from investment operations	$0.55	$0.87	$1.63	$(6.60)	$0.81	$8.78
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(5.39)	$(4.47)	$(2.10)
Net asset value, end of period (x)	$14.36	$13.81	$12.94	$11.31	$23.30	$26.96
Total return (%) (k)(r)(s)(x)	3.98 (n)	6.72	14.41	(29.76)	1.80	45.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95 (a)	0.95	0.94	0.95	0.94	0.95
Expenses after expense reductions	0.87 (a)	0.87	0.87	0.87	0.87	0.91
Net investment income (loss)	0.02 (a)	(0.08)	(0.14)	(0.23)	(0.42)	(0.30)
Portfolio turnover rate	42 (n)	66	61	48	79	80
Net assets at end of period (000 omitted)	$295,832	$294,444	$308,484	$286,747	$433,168	$465,663

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.75	$10.10	$8.84	$19.84	$23.61	$18.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.04)	$(0.04)	$(0.06)	$(0.16)	$(0.10)
Net realized and unrealized gain (loss)	0.42	0.69	1.30	(5.55)	0.86	7.79
Total from investment operations	$0.41	$0.65	$1.26	$(5.61)	$0.70	$7.69
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(5.39)	$(4.47)	$(2.10)
Net asset value, end of period (x)	$11.16	$10.75	$10.10	$8.84	$19.84	$23.61
Total return (%) (k)(r)(s)(x)	3.81 (n)	6.44	14.25	(29.99)	1.57	45.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20 (a)	1.20	1.19	1.20	1.19	1.20
Expenses after expense reductions	1.12 (a)	1.12	1.12	1.12	1.12	1.16
Net investment income (loss)	(0.23)(a)	(0.33)	(0.39)	(0.48)	(0.66)	(0.56)
Portfolio turnover rate	42 (n)	66	61	48	79	80
Net assets at end of period (000 omitted)	$420,761	$419,075	$406,706	$374,602	$572,116	$584,928

See Notes to Financial Statements
9

MFS New Discovery Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS New Discovery Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
11

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$601,157,080	$8,183,585	$—	$609,340,665
Canada	21,943,464	—	—	21,943,464
United Kingdom	16,141,038	—	—	16,141,038
Germany	14,289,791	—	—	14,289,791
Israel	7,990,784	—	—	7,990,784
Switzerland	6,500,688	—	—	6,500,688
Denmark	6,189,781	—	—	6,189,781
Australia	5,538,372	—	—	5,538,372
China	3,658,096	—	—	3,658,096
Investment Companies	43,169,833	—	—	43,169,833
Total	$726,578,927	$8,183,585	$—	$734,762,512
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
12

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $15,464,596.  The fair value of the fund's investment securities on loan and a related liability of $15,973,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The fund declared no distributions for the current period or for the year ended December 31, 2024.
13

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$629,320,573
Gross appreciation	144,409,483
Gross depreciation	(38,967,544)
Net unrealized appreciation (depreciation)	$105,441,939
As of 12/31/24
Capital loss carryforwards	(115,037,672)
Other temporary differences	(10,294)
Net unrealized appreciation (depreciation)	77,743,709
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(21,400,505)
Long-Term	(93,637,167)
Total	$(115,037,672)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $47,440, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $215,423, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
14

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $13,971, which equated to 0.0041% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,897.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 12 shares of Service Class for an aggregate amount of $133.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,522,019. The sales transactions resulted in net realized gains (losses) of $399,229.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $37,816, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $277,572,646 and $299,236,401, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,135,520	$14,761,721	1,654,145	$22,517,075
Service Class	2,178,121	22,547,109	4,792,292	51,827,318
	3,313,641	$37,308,830	6,446,437	$74,344,393
Shares reacquired
Initial Class	(1,858,210)	$(25,408,679)	(4,168,427)	$(56,342,543)
Service Class	(3,479,026)	(37,178,283)	(6,077,841)	(64,306,639)
	(5,337,236)	$(62,586,962)	(10,246,268)	$(120,649,182)
Net change
Initial Class	(722,690)	$(10,646,958)	(2,514,282)	$(33,825,468)
Service Class	(1,300,905)	(14,631,174)	(1,285,549)	(12,479,321)
15

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
Six months ended 6/30/25		Year ended 12/31/24
Shares	Amount	Shares	Amount
(2,023,595)	$(25,278,132)	(3,799,831)	$(46,304,789)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $1,715 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,058,546	$123,305,124	$125,162,389	$(2,156)	$(2,292)	$27,196,833

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$689,672	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Investors Trust Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Investors Trust Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 2.6%
Howmet Aerospace, Inc.	25,381	$4,724,166
RTX Corp.	20,421	2,981,874
		$7,706,040
Alcoholic Beverages – 0.8%
Diageo PLC	88,512	$2,220,946
Apparel Manufacturers – 0.6%
LVMH Moet Hennessy Louis Vuitton SE	3,534	$1,850,815
Brokerage & Asset Managers – 2.4%
CME Group, Inc.	17,899	$4,933,323
NASDAQ, Inc.	24,508	2,191,505
		$7,124,828
Business Services – 2.1%
Fiserv, Inc. (a)	28,731	$4,953,512
TransUnion	15,812	1,391,456
		$6,344,968
Computer Software – 12.7%
Check Point Software Technologies Ltd. (a)	22,265	$4,926,131
Microsoft Corp.	54,242	26,980,513
Salesforce, Inc.	21,618	5,895,013
		$37,801,657
Computer Software - Systems – 4.1%
Apple, Inc.	50,664	$10,394,733
EPAM Systems, Inc. (a)	10,071	1,780,754
		$12,175,487
Construction – 1.5%
Allegion PLC	19,295	$2,780,795
Otis Worldwide Corp.	17,440	1,726,909
		$4,507,704
Consumer Products – 3.4%
Colgate-Palmolive Co.	29,120	$2,647,008
Kenvue, Inc.	127,103	2,660,266
Procter & Gamble Co.	30,345	4,834,565
		$10,141,839
Electrical Equipment – 5.1%
AMETEK, Inc.	13,956	$2,525,478
Amphenol Corp., “A”	20,657	2,039,879
Emerson Electric Co.	28,871	3,849,370
Hubbell, Inc.	5,633	2,300,574
TE Connectivity PLC	27,115	4,573,487
		$15,288,788
VGIFS-SEM
1

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.2%
Analog Devices, Inc.	14,721	$3,503,892
ASML Holding N.V.	2,357	1,881,309
KLA Corp.	1,841	1,649,057
Lam Research Corp.	38,025	3,701,354
NVIDIA Corp.	110,143	17,401,493
Texas Instruments, Inc.	11,049	2,293,993
		$30,431,098
Energy - Independent – 1.4%
ConocoPhillips	46,771	$4,197,230
Energy - Integrated – 1.2%
Exxon Mobil Corp.	32,504	$3,503,931
Health Maintenance Organizations – 1.4%
Cigna Group	12,207	$4,035,390
Insurance – 4.2%
Aon PLC	12,409	$4,427,035
Chubb Ltd.	14,650	4,244,398
Willis Towers Watson PLC	12,595	3,860,367
		$12,531,800
Interactive Media Services – 7.9%
Alphabet, Inc., “A”	63,737	$11,232,372
Meta Platforms, Inc., “A”	16,605	12,255,984
		$23,488,356
Machinery & Tools – 3.3%
Eaton Corp. PLC	15,612	$5,573,328
Veralto Corp.	14,445	1,458,222
Wabtec Corp.	12,528	2,622,737
		$9,654,287
Major Banks – 5.6%
Bank of America Corp.	73,097	$3,458,950
Goldman Sachs Group, Inc.	7,012	4,962,743
JPMorgan Chase & Co.	28,747	8,334,043
		$16,755,736
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	8,359	$1,215,817
Medical Equipment – 6.2%
Abbott Laboratories	23,056	$3,135,847
Agilent Technologies, Inc.	26,580	3,136,706
Becton, Dickinson and Co.	14,719	2,535,348
Medtronic PLC	51,614	4,499,192
STERIS PLC	16,312	3,918,469
Thermo Fisher Scientific, Inc.	2,925	1,185,970
		$18,411,532
2

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.2%
Mastercard, Inc., “A”	10,480	$5,889,131
Visa, Inc., “A”	18,259	6,482,858
		$12,371,989
Pharmaceuticals – 3.0%
Johnson & Johnson	26,143	$3,993,343
Vertex Pharmaceuticals, Inc. (a)	9,241	4,114,093
Zoetis, Inc.	5,246	818,114
		$8,925,550
Pollution Control – 0.7%
Waste Management, Inc.	9,231	$2,112,237
Restaurants – 1.1%
Aramark	74,227	$3,107,885
Specialty Chemicals – 1.1%
Linde PLC	7,151	$3,355,106
Specialty Stores – 7.9%
Amazon.com, Inc. (a)	72,511	$15,908,188
Costco Wholesale Corp.	4,428	4,383,454
Home Depot, Inc.	8,709	3,193,068
		$23,484,710
Telecom - Infrastructure – 1.5%
American Tower Corp., REIT	20,487	$4,528,037
Utilities - Electric Power – 3.1%
Alliant Energy Corp.	39,735	$2,402,775
Southern Co.	29,032	2,666,009
Xcel Energy, Inc.	59,823	4,073,946
		$9,142,730
Total Common Stocks (Identified Cost, $165,926,752)		$296,416,493
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $1,086,346)	1,086,345	$1,086,454
Other Assets, Less Liabilities – (0.1)%		(209,826)
Net Assets – 100.0%		$297,293,121

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,086,454 and
$296,416,493, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Investors Trust Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $165,926,752)	$296,416,493
Investments in affiliated issuers, at value (identified cost, $1,086,346)	1,086,454
Cash	9,927
Receivables for
Investments sold	1,332,623
Fund shares sold	9,894
Dividends	161,987
Receivable from investment adviser	1,125
Other assets	996
Total assets	$299,019,499
Liabilities
Payables for
Investments purchased	$1,338,150
Fund shares reacquired	287,663
Payable to affiliates
Administrative services fee	531
Shareholder servicing costs	526
Distribution and/or service fees	2,783
Payable for independent Trustees' compensation	3,278
Accrued expenses and other liabilities	93,447
Total liabilities	$1,726,378
Net assets	$297,293,121
Net assets consist of
Paid-in capital	$(235,136,831)
Total distributable earnings (loss)	532,429,952
Net assets	$297,293,121
Shares of beneficial interest outstanding	7,138,991

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$194,906,184	4,643,821	$41.97
Service Class	102,386,937	2,495,170	41.03
See Notes to Financial Statements
4

MFS Investors Trust Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,244,261
Dividends from affiliated issuers	123,512
Other	6,307
Foreign taxes withheld	(6,679)
Total investment income	$2,367,401
Expenses
Management fee	$1,510,600
Distribution and/or service fees	208,085
Shareholder servicing costs	8,861
Administrative services fee	32,443
Independent Trustees' compensation	6,041
Custodian fee	21,586
Shareholder communications	24,421
Audit and tax fees	35,165
Legal fees	2,052
Miscellaneous	17,298
Total expenses	$1,866,552
Reduction of expenses by investment adviser	(166,324)
Net expenses	$1,700,228
Net investment income (loss)	$667,173
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$277,879,998
Affiliated issuers	(9,136)
Foreign currency	2,025
Net realized gain (loss)	$277,872,887
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(248,320,713)
Affiliated issuers	(302)
Translation of assets and liabilities in foreign currencies	(18)
Net unrealized gain (loss)	$(248,321,033)
Net realized and unrealized gain (loss)	$29,551,854
Change in net assets from operations	$30,219,027
See Notes to Financial Statements
5

MFS Investors Trust Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$667,173	$3,731,800
Net realized gain (loss)	277,872,887	121,678,666
Net unrealized gain (loss)	(248,321,033)	19,401,901
Change in net assets from operations	$30,219,027	$144,812,367
Total distributions to shareholders	$—	$(62,272,068)
Change in net assets from fund share transactions	$(550,747,026)	$(52,707,577)
Total change in net assets	$(520,527,999)	$29,832,722
Net assets
At beginning of period	817,821,120	787,988,398
At end of period	$297,293,121	$817,821,120
See Notes to Financial Statements
6

MFS Investors Trust Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$39.74	$35.99	$32.27	$44.72	$36.57	$33.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.25	$0.27	$0.21	$0.25
Net realized and unrealized gain (loss)	2.13	6.71	5.69	(7.41)	9.53	4.26
Total from investment operations	$2.23	$6.94	$5.94	$(7.14)	$9.74	$4.51
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.26)	$(0.26)	$(0.26)	$(0.21)
From net realized gain	—	(2.90)	(1.96)	(5.05)	(1.33)	(1.00)
Total distributions declared to shareholders	$—	$(3.19)	$(2.22)	$(5.31)	$(1.59)	$(1.21)
Net asset value, end of period (x)	$41.97	$39.74	$35.99	$32.27	$44.72	$36.57
Total return (%) (k)(r)(s)(x)	5.61 (n)	19.52	18.98	(16.49)	26.81	13.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82 (a)	0.79	0.79	0.80	0.79	0.80
Expenses after expense reductions	0.74 (a)	0.76	0.78	0.78	0.78	0.79
Net investment income (loss)	0.51 (a)	0.59	0.74	0.74	0.50	0.78
Portfolio turnover rate	14 (n)	25	20	17	13	19
Net assets at end of period (000 omitted)	$194,906	$410,831	$369,577	$357,428	$296,678	$269,852

See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$38.89	$35.28	$31.67	$43.97	$35.99	$32.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.13	$0.16	$0.16	$0.10	$0.17
Net realized and unrealized gain (loss)	2.12	6.57	5.57	(7.26)	9.38	4.19
Total from investment operations	$2.14	$6.70	$5.73	$(7.10)	$9.48	$4.36
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.16)	$(0.15)	$(0.17)	$(0.14)
From net realized gain	—	(2.90)	(1.96)	(5.05)	(1.33)	(1.00)
Total distributions declared to shareholders	$—	$(3.09)	$(2.12)	$(5.20)	$(1.50)	$(1.14)
Net asset value, end of period (x)	$41.03	$38.89	$35.28	$31.67	$43.97	$35.99
Total return (%) (k)(r)(s)(x)	5.50 (n)	19.22	18.66	(16.69)	26.51	13.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07 (a)	1.04	1.04	1.05	1.04	1.05
Expenses after expense reductions	0.99 (a)	1.01	1.03	1.03	1.03	1.04
Net investment income (loss)	0.08 (a)	0.33	0.49	0.44	0.24	0.53
Portfolio turnover rate	14 (n)	25	20	17	13	19
Net assets at end of period (000 omitted)	$102,387	$406,990	$418,412	$403,177	$534,914	$496,093

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Investors Trust Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$296,416,493	$—	$—	$296,416,493
Investment Companies	1,086,454	—	—	1,086,454
Total	$297,502,947	$—	$—	$297,502,947
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
10

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$4,640,547
Long-term capital gains	57,631,521
Total distributions	$62,272,068
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$169,111,044
Gross appreciation	133,447,776
Gross depreciation	(5,055,873)
Net unrealized appreciation (depreciation)	$128,391,903
As of 12/31/24
Undistributed ordinary income	12,045,911
Undistributed long-term capital gain	113,452,083
Other temporary differences	13
Net unrealized appreciation (depreciation)	376,712,918
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$30,429,094
Service Class	—	31,842,974
Total	$—	$62,272,068
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
11

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $27,928, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $138,396, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $7,827, which equated to 0.0039% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,034.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $138.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $917,893.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $6,192, which is included in “Other” income in the Statement of Operations.
12

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $58,528,376 and $275,848,069, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	75,082	$2,871,674	625,896	$24,682,679
Service Class	75,569	2,918,750	451,894	17,413,557
	150,651	$5,790,424	1,077,790	$42,096,236
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	787,502	$30,429,094
Service Class	—	—	841,294	31,842,974
	—	$—	1,628,796	$62,272,068
Shares reacquired
Initial Class	(5,768,550)	$(235,967,599)	(1,345,894)	$(53,049,895)
Service Class	(8,044,966)	(320,569,851)	(2,689,950)	(104,025,986)
	(13,813,516)	$(556,537,450)	(4,035,844)	$(157,075,881)
Net change
Initial Class	(5,693,468)	$(233,095,925)	67,504	$2,061,878
Service Class	(7,969,397)	(317,651,101)	(1,396,762)	(54,769,455)
	(13,662,865)	$(550,747,026)	(1,329,258)	$(52,707,577)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $1,412 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,241,619	$166,943,736	$169,089,463	$(9,136)	$(302)	$1,086,454

13

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$123,512	$—
(8) Redemptions In-Kind
On February 7, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $332,918,144.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $173,866,148 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Investors Trust Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Utilities Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Energy - Renewables – 2.0%
EDP Renovaveis S.A.	2,023,673	$22,586,381
Natural Gas - Distribution – 2.2%
Atmos Energy Corp.	157,729	$24,307,616
Telecom - Infrastructure – 4.0%
Cellnex Telecom S.A.	513,694	$19,938,249
SBA Communications Corp., REIT	104,519	24,545,242
		$44,483,491
Telecom Services – 1.3%
Hellenic Telecommunications Organization S.A.	324,354	$6,166,658
Rogers Communications, Inc., “B” (l)	288,199	8,548,087
		$14,714,745
Utilities - Electric Power – 88.0%
Alliant Energy Corp.	494,157	$29,881,674
Ameren Corp.	428,025	41,107,521
American Electric Power Co., Inc.	403,251	41,841,324
CenterPoint Energy, Inc.	225,900	8,299,566
Constellation Energy	281,587	90,885,020
Dominion Energy, Inc.	742,833	41,984,921
DTE Energy Co.	386,764	51,230,759
Duke Energy Corp.	98,688	11,645,184
E.ON SE	511,869	9,421,194
Edison International	622,805	32,136,738
Enel S.p.A.	2,856,917	27,110,915
Energias de Portugal S.A.	3,309,899	14,355,741
Equatorial Energia S.A.	437,736	2,897,239
Exelon Corp.	129,039	5,602,873
National Grid PLC	992,563	14,462,314
NextEra Energy, Inc.	1,714,869	119,046,206
OGE Energy Corp.	278,115	12,342,744
PG&E Corp.	4,244,449	59,167,619
Pinnacle West Capital Corp.	227,234	20,330,626
Portland General Electric Co.	375,650	15,262,660
PPL Corp.	1,106,369	37,494,845
Public Service Enterprise Group, Inc.	329,194	27,711,551
RWE AG	993,038	41,444,234
Sempra Energy	650,744	49,306,873
Southern Co.	483,687	44,416,977
SSE PLC	1,047,786	26,334,232
Vistra Corp.	293,977	56,975,682
Xcel Energy, Inc.	817,056	55,641,514
		$988,338,746
VUFFS-SEM
1

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 1.9%
Companhia de Saneamento Basico do Estado de Sao Paulo	120,800	$2,648,746
United Utilities Group PLC	810,704	12,702,756
Veolia Environnement S.A.	163,896	5,840,107
		$21,191,609
Total Common Stocks (Identified Cost, $750,520,743)		$1,115,622,588
Mutual Funds (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $149,125)	149,127	$149,142
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $915,900)	915,900	$915,900
Other Assets, Less Liabilities – 0.5%		5,732,145
Net Assets – 100.0%		$1,122,419,775

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $149,142 and
$1,116,538,488, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 6/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	64,852	USD	46,969	HSBC Bank	7/18/2025	$694
CAD	681,496	USD	482,082	State Street Corp.	7/18/2025	18,777
CAD	29,478	USD	21,411	UBS AG	7/18/2025	254
EUR	346,883	USD	396,423	BNP Paribas	7/18/2025	12,619
EUR	109,695	USD	120,367	HSBC Bank	7/18/2025	8,985
EUR	1,738,165	USD	1,971,643	Merrill Lynch International	7/18/2025	77,990
EUR	2,131,532	USD	2,444,685	Morgan Stanley Capital Services LLC	7/18/2025	68,804
EUR	2,396,202	USD	2,756,207	State Street Corp.	7/18/2025	69,381
GBP	150,900	USD	192,466	Barclays Bank PLC	7/18/2025	14,681
GBP	3,165,398	USD	4,299,436	Citibank N.A.	7/18/2025	45,853
GBP	489,961	USD	672,369	HSBC Bank	7/18/2025	224
GBP	2,197,804	USD	2,927,893	State Street Corp.	7/18/2025	89,136
GBP	118,656	USD	156,847	UBS AG	7/18/2025	6,038
						$413,436
2

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	2,111,463	CAD	2,907,488	BNP Paribas	7/18/2025	$(25,368)
USD	1,602,576	CAD	2,213,959	Goldman Sachs International	7/18/2025	(24,552)
USD	2,277,224	CAD	3,143,822	Merrill Lynch International	7/18/2025	(33,297)
USD	21,901,857	EUR	19,302,051	Barclays Bank PLC	7/18/2025	(859,002)
USD	29,505,748	EUR	26,007,024	JPMorgan Chase Bank N.A.	7/18/2025	(1,161,574)
USD	7,413,811	EUR	6,391,769	Morgan Stanley Capital Services LLC	7/18/2025	(123,324)
USD	40,886,936	EUR	36,003,647	State Street Corp.	7/18/2025	(1,568,344)
USD	34,934,943	GBP	26,757,116	JPMorgan Chase Bank N.A.	7/18/2025	(1,795,810)
USD	18,900	GBP	14,336	Morgan Stanley Capital Services LLC	7/18/2025	(779)
USD	4,382,941	GBP	3,277,692	State Street Corp.	7/18/2025	(116,501)
						$(5,708,551)
At June 30, 2025, the fund had cash collateral of $3,342,000 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Utilities Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $889,341 of securities on loan (identified cost, $751,436,643)	$1,116,538,488
Investments in affiliated issuers, at value (identified cost, $149,125)	149,142
Restricted cash for
Forward foreign currency exchange contracts	3,342,000
Receivables for
Forward foreign currency exchange contracts	413,436
Investments sold	8,535,501
Fund shares sold	360,051
Interest and dividends	4,196,956
Other assets	1,365
Total assets	$1,133,536,939
Liabilities
Payables for
Forward foreign currency exchange contracts	$5,708,551
Fund shares reacquired	4,214,183
Collateral for securities loaned, at value	915,900
Payable to affiliates
Investment adviser	89,888
Administrative services fee	1,677
Shareholder servicing costs	942
Distribution and/or service fees	16,351
Payable for independent Trustees' compensation	4,075
Accrued expenses and other liabilities	165,597
Total liabilities	$11,117,164
Net assets	$1,122,419,775
Net assets consist of
Paid-in capital	$713,935,972
Total distributable earnings (loss)	408,483,803
Net assets	$1,122,419,775
Shares of beneficial interest outstanding	31,081,321

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$525,783,178	14,368,519	$36.59
Service Class	596,636,597	16,712,802	35.70
See Notes to Financial Statements
4

MFS Utilities Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$18,215,463
Dividends from affiliated issuers	258,987
Income on securities loaned	12,216
Other	11,366
Foreign taxes withheld	(370,699)
Total investment income	$18,127,333
Expenses
Management fee	$4,073,158
Distribution and/or service fees	727,202
Shareholder servicing costs	18,147
Administrative services fee	77,122
Independent Trustees' compensation	12,487
Custodian fee	48,984
Shareholder communications	13,267
Audit and tax fees	37,896
Legal fees	2,867
Miscellaneous	57,080
Total expenses	$5,068,210
Reduction of expenses by investment adviser	(75,995)
Net expenses	$4,992,215
Net investment income (loss)	$13,135,118
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,277,755
Affiliated issuers	(436)
Forward foreign currency exchange contracts	(1,204,174)
Foreign currency	(3,934)
Net realized gain (loss)	$1,069,211
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$71,546,890
Affiliated issuers	(2,321)
Forward foreign currency exchange contracts	(12,683,165)
Translation of assets and liabilities in foreign currencies	176,186
Net unrealized gain (loss)	$59,037,590
Net realized and unrealized gain (loss)	$60,106,801
Change in net assets from operations	$73,241,919
See Notes to Financial Statements
5

MFS Utilities Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$13,135,118	$22,403,534
Net realized gain (loss)	1,069,211	12,549,845
Net unrealized gain (loss)	59,037,590	86,249,411
Change in net assets from operations	$73,241,919	$121,202,790
Total distributions to shareholders	$—	$(55,843,912)
Change in net assets from fund share transactions	$(56,910,448)	$(62,450,278)
Total change in net assets	$16,331,471	$2,908,600
Net assets
At beginning of period	1,106,088,304	1,103,179,704
At end of period	$1,122,419,775	$1,106,088,304
See Notes to Financial Statements
6

MFS Utilities Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$34.22	$32.25	$36.32	$38.31	$35.33	$35.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.73	$0.86	$0.71	$0.78	$0.87
Net realized and unrealized gain (loss)	1.93	3.03	(1.75)	(0.32)	4.11	0.99
Total from investment operations	$2.37	$3.76	$(0.89)	$0.39	$4.89	$1.86
Less distributions declared to shareholders
From net investment income	$—	$(0.80)	$(1.25)	$(0.92)	$(0.65)	$(0.84)
From net realized gain	—	(0.99)	(1.93)	(1.46)	(1.26)	(0.87)
Total distributions declared to shareholders	$—	$(1.79)	$(3.18)	$(2.38)	$(1.91)	$(1.71)
Net asset value, end of period (x)	$36.59	$34.22	$32.25	$36.32	$38.31	$35.33
Total return (%) (k)(r)(s)(x)	6.93 (n)	11.66	(2.11)	0.76	14.09	5.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79 (a)	0.79	0.80	0.78	0.79	0.80
Expenses after expense reductions	0.78 (a)	0.78	0.79	0.77	0.77	0.79
Net investment income (loss)	2.53 (a)	2.15	2.53	1.92	2.16	2.63
Portfolio turnover rate	8 (n)	10	15	29	16	32
Net assets at end of period (000 omitted)	$525,783	$515,811	$503,826	$549,238	$584,216	$537,240

See Notes to Financial Statements
7

MFS Utilities Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$33.42	$31.54	$35.57	$37.58	$34.69	$34.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.63	$0.76	$0.60	$0.68	$0.77
Net realized and unrealized gain (loss)	1.89	2.95	(1.71)	(0.32)	4.03	0.97
Total from investment operations	$2.28	$3.58	$(0.95)	$0.28	$4.71	$1.74
Less distributions declared to shareholders
From net investment income	$—	$(0.71)	$(1.15)	$(0.83)	$(0.56)	$(0.74)
From net realized gain	—	(0.99)	(1.93)	(1.46)	(1.26)	(0.87)
Total distributions declared to shareholders	$—	$(1.70)	$(3.08)	$(2.29)	$(1.82)	$(1.61)
Net asset value, end of period (x)	$35.70	$33.42	$31.54	$35.57	$37.58	$34.69
Total return (%) (k)(r)(s)(x)	6.82 (n)	11.34	(2.33)	0.48	13.82	5.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04 (a)	1.04	1.05	1.03	1.04	1.05
Expenses after expense reductions	1.03 (a)	1.03	1.04	1.02	1.02	1.04
Net investment income (loss)	2.28 (a)	1.91	2.28	1.66	1.91	2.38
Portfolio turnover rate	8 (n)	10	15	29	16	32
Net assets at end of period (000 omitted)	$596,637	$590,277	$599,354	$701,436	$711,867	$679,629

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Utilities Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, commodity prices, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
9

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,115,622,588	$—	$—	$1,115,622,588
Investment Companies	1,065,042	—	—	1,065,042
Total	$1,116,687,630	$—	$—	$1,116,687,630

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$413,436	$—	$413,436
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,708,551)	—	(5,708,551)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
10

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$413,436	$(5,708,551)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,204,174)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(12,683,165)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against
11

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $889,341.  The fair value of the fund's investment securities on loan and a related liability of $915,900 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue
12

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$24,122,904
Long-term capital gains	31,721,008
Total distributions	$55,843,912
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$757,055,082
Gross appreciation	376,411,883
Gross depreciation	(16,779,335)
Net unrealized appreciation (depreciation)	$359,632,548
As of 12/31/24
Undistributed ordinary income	34,814,190
Undistributed long-term capital gain	12,499,969
Other temporary differences	(101,788)
Net unrealized appreciation (depreciation)	288,029,513
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$26,323,861
Service Class	—	29,520,051
Total	$—	$55,843,912
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
13

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $75,995, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $16,333, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,814.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0141% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $154.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $11,196, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $84,367,296 and $114,367,908, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
14

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	297,258	$10,339,998	937,033	$31,778,473
Service Class	609,381	20,657,682	1,234,911	40,842,973
	906,639	$30,997,680	2,171,944	$72,621,446
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	770,830	$26,323,861
Service Class	—	—	884,363	29,520,051
	—	$—	1,655,193	$55,843,912
Shares reacquired
Initial Class	(1,003,352)	$(34,974,961)	(2,255,434)	$(76,435,919)
Service Class	(1,557,288)	(52,933,167)	(3,464,162)	(114,479,717)
	(2,560,640)	$(87,908,128)	(5,719,596)	$(190,915,636)
Net change
Initial Class	(706,094)	$(24,634,963)	(547,571)	$(18,333,585)
Service Class	(947,907)	(32,275,485)	(1,344,888)	(44,116,693)
	(1,654,001)	$(56,910,448)	(1,892,459)	$(62,450,278)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $2,741 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,322,150	$79,730,675	$102,900,926	$(436)	$(2,321)	$149,142

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$258,987	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Total Return Bond Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$6,138,670
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,734,842
Boeing Co., 6.528%, 5/01/2034	4,067,000	4,418,911
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,575,762
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	5,061,019
		$18,929,204
Asset-Backed & Securitized – 19.5%
ACREC 2025-FL3 LLC, “AS”, FLR, 5.954% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$3,857,000	$3,843,500
ACREC 2021-FL1 Ltd., “C”, FLR, 6.579% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	2,546,000	2,546,899
ACREC 2021-FL1 Ltd., “D”, FLR, 7.079% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,052,790
Affirm, Inc., 5.08%, 4/15/2030 (n)	928,903	929,773
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	2,504,000	2,516,280
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	1,040,035	1,042,366
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	4,678,816	4,668,471
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	4,237,169	4,247,250
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	2,632,649	2,618,658
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.276% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,740,000	1,732,271
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.626% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	964,500	958,031
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.726% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,453,761
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.303% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,245,684
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 6.3% (SOFR - 1mo. + 2%), 6/15/2035 (n)	5,153,000	5,155,234
AREIT 2022-CRE6 Trust, “B”, FLR, 6.151% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,117,441
AREIT 2022-CRE6 Trust, “C”, FLR, 6.451% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,299,385
AREIT 2022-CRE6 Trust, “D”, FLR, 7.151% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	978,848
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.855% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	4,001,064	3,977,299
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	470,477	474,238
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	44,696	4
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	13,192	26,965
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,588,993
BDS 2024-FL13 Ltd., “A”, FLR, 5.893% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,224,500	1,227,516
BDS 2025-FL14 Ltd., “B”, FLR, 6.01% (SOFR - 1mo. + 1.6926%), 10/21/2042 (n)	2,443,148	2,406,122
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,039,112
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.479% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,664,652
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,279,580
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.226% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,510,955	3,485,244
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.026% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	3,669,500	3,645,428
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.476% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	1,288,000	1,274,716
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.726% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	836,500	828,807
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.176% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	952,500	936,351
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	851,520	869,826
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	120,013	123,184
BXMT 2020-FL2 Ltd., “B”, FLR, 6.078% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,707,486
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,171,586
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	553,688	556,432
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,711,452
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	3,088,366	3,076,451
Columbia Cent CLO Ltd., 2021-31A, FLR, 6.119% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	2,457,213	2,441,565
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,875,446
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,895,815
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,502,479	1,512,999
VFBFS-SEM
1

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	$973,000	$981,553
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	5,938,924	5,970,654
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	165,625	165,734
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	742,347	745,171
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	1,011,934	1,015,603
Empire District Bondco LLC, 4.943%, 1/01/2033	1,496,081	1,506,456
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,394,128	1,415,064
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	1,153,000	1,154,541
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	2,008,060	2,008,127
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	568,822	573,166
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	494,000	494,343
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.231% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	6,545,000	6,546,394
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	1,877,000	1,883,412
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	3,609,000	3,650,329
JPMorgan Mortgage Trust, “A1”, 5.048%, 10/25/2033	18,759	17,889
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.719% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	3,690,506	3,678,353
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	145,181	145,333
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.176% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,666,000	5,663,998
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.426% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,294,495
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.326% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,970,110
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.904% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	7,367,000	7,309,430
Madison Park Funding Ltd., 2017-23A, “CR”, FLR, 6.544% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	5,894,060	5,912,408
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 7.272% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,430,227
Merrill Lynch Mortgage Investors, Inc., “A”, 5.994%, 5/25/2036	14,479	14,173
Merrill Lynch Mortgage Investors, Inc., “A5”, 5.154%, 4/25/2035	52,066	46,749
MF1 2020-FL4 Ltd., “AS”, FLR, 6.528% ((SOFR - 1mo. + 0.11448%) + 2.1%), 12/15/2035 (n)	2,602,500	2,603,312
MF1 2021-FL5 Ltd., “C”, FLR, 6.128% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	2,589,000	2,581,953
MF1 2022-FL8 Ltd., “C”, FLR, 6.517% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,419,487
MF1 2022-FL8 Ltd., “D”, FLR, 6.967% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,389,897
MF1 2024-FL14 LLC, “AS”, FLR, 6.557% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,692,449
MF1 2024-FL15 LLC, “AS”, FLR, 6.355% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,045,860
MF1 2024-FL16 LLC, “AS”, FLR, 6.256% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	4,385,479	4,399,192
MF1 2025-FL17 LLC, “B”, FLR, 6.106% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	2,388,514	2,368,388
MF1 2025-FL19 LLC, “A”, FLR, 5.886% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	3,775,488	3,747,980
MF1 2025-FL19 LLC, “A”, FLR, 5.802% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	3,778,621	3,783,339
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	2,412,200	2,429,821
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,460,890
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.367% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	7,481,614	7,487,966
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.158% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,308,820
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,794,654	1,791,304
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	2,532,056	2,553,960
PFP III 2024-11 Ltd., “11A”, FLR, 6.143% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	5,562,180	5,575,073
Preferred Term Securities XIX Ltd., CDO, FLR, 4.93% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	86,683	82,346
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.633% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	1,340,000	1,332,183
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.383% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,575,000	1,573,378
Residential Funding Mortgage Securities, Inc., FGIC, 3.985%, 12/25/2035 (d)(q)	2,975	47
Rockford Tower CLO 2020-1A, Ltd., “BRR”, FLR, 5.819% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	3,331,195	3,323,077
Sammons Financial Group, Inc., FLR, 6.069% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	2,673,048	2,659,488
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	2,384,000	2,393,171
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.529% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	2,027,000	1,998,194
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.253% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,363,516
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.503% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,555,375
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	3,016,393	3,023,644
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	433,392	438,776
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	905,349	929,472
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,762,249
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.106% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	5,537,477	5,539,454
2

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	$1,312,393	$1,314,913
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	1,053,640	1,053,007
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.968% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,958,717
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.467% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	828,773
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.817% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,189,466
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,857,985
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,855,012
		$289,469,557
Broadcasting – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$1,568,000	$1,421,855
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,443,316
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,113,936
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	6,036,651
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,244,608
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,424,857
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	1,982,319
		$19,245,687
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$5,562,694
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,210,662
		$8,773,356
Business Services – 1.3%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,261,999
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,196,324
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,263,564
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,737,618
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,333,788
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,064,081
		$19,857,374
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$6,279,911
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,595,414
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,833,884
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	337,701
		$15,046,910
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$7,102,219
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,806,211
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$1,567,365
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,863,659
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,800,896
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	5,021,633
		$15,253,553
3

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$3,020,989
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$2,539,000	$2,673,104
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,247,060
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$2,715,031
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,124,116
		$5,839,147
Energy - Independent – 0.7%
EQT Corp., 3.9%, 10/01/2027	$1,728,000	$1,705,094
EQT Corp., 5%, 1/15/2029	1,294,000	1,304,965
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,395,897
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,283,277
Tengizchevroil Finance Co. International Ltd. (Republic of Kazakhstan), 3.25%, 8/15/2030	3,294,000	2,930,155
		$10,619,388
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$1,497,929
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$3,195,000	$3,197,039
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,218,780
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,208,590
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,836,615
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,768,671
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	471,645
		$11,701,340
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$1,590,000	$1,626,430
Performance Food Group Co., 6.125%, 9/15/2032 (n)	3,726,000	3,811,452
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	1,441,000	1,434,393
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,177,512
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	200,493
		$8,250,280
Gaming & Lodging – 0.5%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$3,765,000	$3,836,076
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,027,220
		$6,863,296
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$3,090,845
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,910,014
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	370,996
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,031,434
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	4,897,000	5,243,129
		$12,646,418
4

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,269,124
Insurance - Property & Casualty – 1.0%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$5,692,000	$5,741,526
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	983,827
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,438,140
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,635,677
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,623,832
		$14,423,002
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,818,326
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$4,843,000	$4,891,075
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,161,000	1,188,231
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,314,379
		$7,393,685
Major Banks – 7.8%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,659,840
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,631,514
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,991,363
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,224,360
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,341,894
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,398,516
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,826,185
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,107,344
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,904,727
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,728,227
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	8,118,396
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,545,049
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,598,230
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,405,630
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,243,153
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,819,351
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,565,118
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,101,045
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	2,960,597
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,741,019
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,274,251
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	6,116,835
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	3,011,743
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	813,668
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,826,725
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	6,261,031
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,516,477
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	4,135,350
		$116,867,638
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,495,430
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	580,122
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	1,001,958
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,360,657
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,198,132
5

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 4.375%, 3/15/2042	$3,251,000	$2,708,692
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,715,399
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,526,527
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,155,426
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,097,738
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,558,990
		$29,399,071
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$2,728,466
Metals & Mining – 1.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$3,434,000	$3,353,958
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,642,101
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,760,985
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,664,722
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,615,379
Novelis, Inc., 3.875%, 8/15/2031 (n)	3,638,000	3,268,980
		$20,306,125
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,578,123
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)(w)	4,963,000	5,002,020
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,659,890
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,297,372
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	4,009,770
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,866,971
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,107,509
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,862,972
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,713,683
Targa Resources Corp., 4.2%, 2/01/2033	930,000	871,410
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,579,213
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,278,862
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,485,450
		$38,313,245
Mortgage-Backed – 17.8%
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	$5,191,918	$4,864,552
Fannie Mae, 3.95%, 1/01/2027	294,520	293,577
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	4,433,159	4,037,038
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	632,038	546,106
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,409	1,461
Fannie Mae, 3%, 2/25/2033 (i)	227,638	15,864
Fannie Mae, 5.5%, 5/01/2033 - 12/01/2038	2,476,486	2,547,421
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	1,895,835	1,921,376
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	6,252,135	6,220,482
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	668,482	698,045
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	10,781,344	10,403,754
Fannie Mae, 3.25%, 5/25/2040	84,083	80,205
Fannie Mae, 2%, 4/25/2046	181,762	168,867
Fannie Mae, 4%, 7/25/2046 (i)	308,893	57,231
Fannie Mae, 3.5%, 12/01/2046 (f)	1,138,062	1,052,439
Fannie Mae, UMBS, 3.5%, 1/01/2027	5,811	5,764
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	32,861,519	27,734,504
Fannie Mae, UMBS, 2%, 1/01/2037 - 3/01/2052	29,702,100	24,144,429
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	13,419,376	11,755,953
6

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 1.5%, 2/01/2042	$151,888	$124,886
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 10/01/2053	576,596	596,538
Fannie Mae, UMBS, 4.5%, 9/01/2052	611,213	588,862
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	5,443,576	5,355,732
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	1,444,168	1,469,970
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,532,934	3,535,889
Federal Home Loan Bank, 5%, 7/01/2035	528,447	536,290
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,031,249	990,158
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	1,574,199	1,568,337
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,919,857
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	7,537,542	6,791,293
Freddie Mac, 1.214%, 7/25/2029 (i)	3,947,970	146,694
Freddie Mac, 1.261%, 8/25/2029 (i)	6,852,594	272,913
Freddie Mac, 1.954%, 4/25/2030 (i)	1,901,414	145,279
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	119,078	122,362
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	36,886	38,383
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	583,930	592,168
Freddie Mac, 5.5%, 2/15/2036 (i)	52,803	8,430
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	8,667,444	8,095,052
Freddie Mac, 4.5%, 12/15/2040 (i)	21,234	1,973
Freddie Mac, 4%, 8/15/2044 (i)	50,756	4,547
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	3,110,759	2,740,055
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	26,634,552	21,275,954
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	1,194,111	1,084,853
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	9,844,688	8,211,278
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	716,507	704,647
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,407,639	1,348,998
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 10/01/2054	3,269,011	3,276,585
Freddie Mac, UMBS, 6%, 6/01/2054 - 2/01/2055	5,330,058	5,443,369
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2055	6,180,929	6,225,680
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	65,861	68,657
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	10,959,972	10,656,784
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	7,131,410	6,693,273
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2053	8,520,466	7,840,950
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	12,782,511	11,382,950
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	13,844,547	11,768,056
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	11,613,077	9,459,748
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	9,030,015	8,906,322
Ginnie Mae, 6.5%, 7/20/2054	525,023	539,715
UMBS, TBA, 2%, 7/01/2040 - 8/01/2055	12,075,000	10,448,958
UMBS, TBA, 2.5%, 7/25/2040	2,700,000	2,520,350
UMBS, TBA, 3%, 7/01/2055	500,000	432,570
UMBS, TBA, 6.5%, 7/01/2055	3,375,000	3,484,609
		$264,969,042
Municipals – 1.8%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$4,348,000	$3,814,458
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, Taxable, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,298,865
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	215,000	214,595
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,103,179
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,032,936
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,668,091
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,425,085
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,673,283
		$26,230,492
7

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,880,334
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,514,960
		$11,395,294
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$383,444
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,342,949
Other Banks & Diversified Financials – 0.9%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$4,694,000	$4,715,902
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,978,000	8,585,595
		$13,301,497
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$6,106,092
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	2,033,041
Boston Properties LP, REIT, 5.75%, 1/15/2035	2,601,000	2,617,687
		$10,756,820
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,895,000	$5,029,705
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$2,723,925
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$5,225,730
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$2,330,000	$2,059,135
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$3,407,231
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,222,650
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	4,990,781
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,801,523
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,735,845
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	562,666
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,261,394
		$17,574,859
Tobacco – 1.2%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,578,433
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,943,909
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,182,808
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	968,133
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,865,300
		$17,538,583
8

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.8%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,275,653
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	2,060,988
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,715,989
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,451,530
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	3,078,114	1,028,398
		$11,532,558
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.43%, 5/01/2029	$41,305	$41,318
Small Business Administration, 3.21%, 9/01/2030	878,711	853,693
Small Business Administration, 3.25%, 11/01/2030	87,870	85,560
Small Business Administration, 2.85%, 9/01/2031	189,488	181,285
Small Business Administration, 2.37%, 8/01/2032	142,566	134,964
Small Business Administration, 2.13%, 1/01/2033	733,529	684,764
Small Business Administration, 2.21%, 2/01/2033	182,579	171,356
Small Business Administration, 2.22%, 3/01/2033	565,664	529,333
Small Business Administration, 2.08%, 4/01/2033	1,056,429	983,870
Small Business Administration, 2.45%, 6/01/2033	1,019,728	960,355
Small Business Administration, 3.15%, 7/01/2033	1,462,984	1,406,248
Small Business Administration, 3.16%, 8/01/2033	1,691,981	1,627,847
Small Business Administration, 3.62%, 9/01/2033	1,312,849	1,277,417
		$8,938,010
U.S. Treasury Obligations – 22.4%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,303,230
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,439,891
U.S. Treasury Bonds, 2.375%, 2/15/2042	12,900,000	9,384,750
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	16,038,316
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,150,375
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	30,367,937
U.S. Treasury Bonds, 4.5%, 2/15/2044	33,900,000	32,755,875
U.S. Treasury Bonds, 4.25%, 2/15/2054	14,500,000	13,226,719
U.S. Treasury Bonds, 4.5%, 11/15/2054	2,300,000	2,191,828
U.S. Treasury Notes, 4.125%, 2/15/2027	46,800,000	47,024,860
U.S. Treasury Notes, 2.5%, 3/31/2027	17,600,000	17,223,937
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	71,249,750
U.S. Treasury Notes, 4.25%, 6/30/2029	11,500,000	11,713,828
U.S. Treasury Notes, 4%, 3/31/2030	20,000,000	20,185,938
U.S. Treasury Notes, 4.25%, 11/15/2034	27,350,000	27,439,742
		$333,696,976
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,164,415
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,491,099
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	850,459
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,648,839
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,497,711
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,324,101
		$20,976,624
Total Bonds (Identified Cost, $1,517,994,372)		$1,460,866,433
9

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $27,918,832)	27,919,307	$27,922,099
Other Assets, Less Liabilities – (0.1)%		(1,257,470)
Net Assets – 100.0%		$1,487,531,062

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,922,099 and
$1,460,866,433, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$403,335,622, representing 27.1% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 6/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	154	$32,035,609	September – 2025	$136,605
U.S. Treasury Note 5 yr	Long	USD	382	41,638,000	September – 2025	389,260
U.S. Treasury Ultra Bond 30 yr	Long	USD	655	78,026,875	September – 2025	3,250,310
						$3,776,175
At June 30, 2025, the fund had liquid securities with an aggregate value of $4,622,054 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
10

MFS Total Return Bond Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,517,994,372)	$1,460,866,433
Investments in affiliated issuers, at value (identified cost, $27,918,832)	27,922,099
Receivables for
Net daily variation margin on open futures contracts	939,359
TBA sale commitments	1,884,233
Fund shares sold	6,964,873
Interest	13,156,038
Other assets	1,731
Total assets	$1,511,734,766
Liabilities
Payable to custodian	$97
Payables for
When-issued investments purchased	4,956,746
TBA purchase commitments	18,571,793
Fund shares reacquired	428,800
Payable to affiliates
Investment adviser	78,778
Administrative services fee	2,170
Shareholder servicing costs	658
Distribution and/or service fees	19,751
Payable for independent Trustees' compensation	5,192
Accrued expenses and other liabilities	139,719
Total liabilities	$24,203,704
Net assets	$1,487,531,062
Net assets consist of
Paid-in capital	$1,621,024,686
Total distributable earnings (loss)	(133,493,624)
Net assets	$1,487,531,062
Shares of beneficial interest outstanding	125,622,425

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$764,485,135	63,888,616	$11.97
Service Class	723,045,927	61,733,809	11.71
See Notes to Financial Statements
11

MFS Total Return Bond Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$34,002,616
Dividends from affiliated issuers	623,833
Other	12,453
Total investment income	$34,638,902
Expenses
Management fee	$3,685,246
Distribution and/or service fees	903,040
Shareholder servicing costs	15,263
Administrative services fee	102,159
Independent Trustees' compensation	16,543
Custodian fee	40,917
Shareholder communications	21,962
Audit and tax fees	45,786
Legal fees	3,935
Miscellaneous	45,447
Total expenses	$4,880,298
Reduction of expenses by investment adviser	(102,484)
Net expenses	$4,777,814
Net investment income (loss)	$29,861,088
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,627,267)
Affiliated issuers	1,483
Futures contracts	(5,100,193)
Net realized gain (loss)	$(8,725,977)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,768,754
Affiliated issuers	(1,369)
Futures contracts	6,899,836
Net unrealized gain (loss)	$37,667,221
Net realized and unrealized gain (loss)	$28,941,244
Change in net assets from operations	$58,802,332
See Notes to Financial Statements
12

MFS Total Return Bond Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$29,861,088	$62,298,929
Net realized gain (loss)	(8,725,977)	(14,783,045)
Net unrealized gain (loss)	37,667,221	(10,862,810)
Change in net assets from operations	$58,802,332	$36,653,074
Total distributions to shareholders	$—	$(63,326,656)
Change in net assets from fund share transactions	$(89,289,724)	$8,242,307
Total change in net assets	$(30,487,392)	$(18,431,275)
Net assets
At beginning of period	1,518,018,454	1,536,449,729
At end of period	$1,487,531,062	$1,518,018,454
See Notes to Financial Statements
13

MFS Total Return Bond Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.50	$11.70	$11.26	$13.63	$14.12	$13.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.49	$0.48	$0.36	$0.29	$0.37
Net realized and unrealized gain (loss)	0.23	(0.18)	0.33	(2.25)	(0.40)	0.76
Total from investment operations	$0.47	$0.31	$0.81	$(1.89)	$(0.11)	$1.13
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.37)	$(0.34)	$(0.38)	$(0.49)
From net realized gain	—	—	—	(0.14)	(0.00)(w)	—
Total distributions declared to shareholders	$—	$(0.51)	$(0.37)	$(0.48)	$(0.38)	$(0.49)
Net asset value, end of period (x)	$11.97	$11.50	$11.70	$11.26	$13.63	$14.12
Total return (%) (k)(r)(s)(x)	4.09 (n)	2.55	7.38	(13.93)	(0.81)	8.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54 (a)	0.54	0.54	0.54	0.54	0.54
Expenses after expense reductions	0.53 (a)	0.53	0.52	0.53	0.53	0.53
Net investment income (loss)	4.17 (a)	4.21	4.17	2.94	2.10	2.71
Portfolio turnover rate	29 (n)	66	58	120	161	112
Net assets at end of period (000 omitted)	$764,485	$774,145	$752,929	$730,323	$928,578	$921,342
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	12 (n)	30	39	N/A	N/A	N/A

See Notes to Financial Statements
14

MFS Total Return Bond Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.27	$11.47	$11.04	$13.37	$13.86	$13.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.45	$0.44	$0.32	$0.25	$0.33
Net realized and unrealized gain (loss)	0.22	(0.17)	0.33	(2.21)	(0.40)	0.74
Total from investment operations	$0.44	$0.28	$0.77	$(1.89)	$(0.15)	$1.07
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.34)	$(0.30)	$(0.34)	$(0.45)
From net realized gain	—	—	—	(0.14)	(0.00)(w)	—
Total distributions declared to shareholders	$—	$(0.48)	$(0.34)	$(0.44)	$(0.34)	$(0.45)
Net asset value, end of period (x)	$11.71	$11.27	$11.47	$11.04	$13.37	$13.86
Total return (%) (k)(r)(s)(x)	3.90 (n)	2.33	7.13	(14.18)	(1.07)	8.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79 (a)	0.79	0.79	0.79	0.79	0.79
Expenses after expense reductions	0.78 (a)	0.78	0.77	0.78	0.78	0.78
Net investment income (loss)	3.92 (a)	3.96	3.92	2.68	1.85	2.46
Portfolio turnover rate	29 (n)	66	58	120	161	112
Net assets at end of period (000 omitted)	$723,046	$743,873	$783,521	$801,789	$1,043,338	$1,090,009
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	12 (n)	30	39	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS Total Return Bond Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
16

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$342,634,986	$—	$342,634,986
Non - U.S. Sovereign Debt	—	1,818,326	—	1,818,326
Municipal Bonds	—	26,230,492	—	26,230,492
U.S. Corporate Bonds	—	398,773,015	—	398,773,015
Residential Mortgage-Backed Securities	—	294,799,354	—	294,799,354
Commercial Mortgage-Backed Securities	—	74,178,144	—	74,178,144
Asset-Backed Securities (including CDOs)	—	185,461,101	—	185,461,101
Foreign Bonds	—	136,971,015	—	136,971,015
Investment Companies	27,922,099	—	—	27,922,099
Total	$27,922,099	$1,460,866,433	$—	$1,488,788,532

Other Financial Instruments
Futures Contracts – Assets	$3,776,175	$—	$—	$3,776,175
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
17

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Futures Contracts	$3,776,175
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(5,100,193)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$6,899,836
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
18

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair
19

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$63,326,656
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$1,549,709,368
Gross appreciation	12,735,720
Gross depreciation	(73,656,556)
Net unrealized appreciation (depreciation)	$(60,920,836)
As of 12/31/24
Undistributed ordinary income	64,313,587
Capital loss carryforwards	(164,418,462)
Net unrealized appreciation (depreciation)	(92,191,081)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
20

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(50,334,133)
Long-Term	(114,084,329)
Total	$(164,418,462)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$32,633,143
Service Class	—	30,693,513
Total	$—	$63,326,656
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $102,484, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $14,445, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $818.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.
21

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $42.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$359,943,281	$381,022,936
Non-U.S. Government securities	69,534,619	100,791,270
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,601,211	$42,248,927	9,941,803	$115,784,755
Service Class	2,422,978	27,821,375	7,771,837	88,796,753
	6,024,189	$70,070,302	17,713,640	$204,581,508
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,742,102	$32,027,751
Service Class	—	—	2,678,317	30,693,513
	—	$—	5,420,419	$62,721,264
Shares reacquired
Initial Class	(7,051,853)	$(82,395,639)	(9,712,558)	$(113,477,404)
Service Class	(6,713,561)	(76,964,387)	(12,722,949)	(145,583,061)
	(13,765,414)	$(159,360,026)	(22,435,507)	$(259,060,465)
Net change
Initial Class	(3,450,642)	$(40,146,712)	2,971,347	$34,335,102
Service Class	(4,290,583)	(49,143,012)	(2,272,795)	(26,092,795)
	(7,741,225)	$(89,289,724)	698,552	$8,242,307
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.
22

MFS Total Return Bond Series
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $3,676 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,508,847	$192,270,546	$201,857,408	$1,483	$(1,369)	$27,922,099

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$623,833	$—
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

MFS Total Return Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Series
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 59.9%
Aerospace & Defense – 2.5%
Boeing Co. (a)	35,661	$7,472,050
General Dynamics Corp.	39,765	11,597,860
Honeywell International, Inc.	57,640	13,423,203
L3Harris Technologies, Inc.	59,968	15,042,373
Leidos Holdings, Inc.	23,674	3,734,810
		$51,270,296
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	48,592	$7,904,947
Diageo PLC	232,762	5,840,472
		$13,745,419
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	54,106	$3,843,690
Automotive – 2.1%
Aptiv PLC (a)	260,242	$17,753,709
Lear Corp.	152,287	14,464,219
LKQ Corp.	314,777	11,649,897
		$43,867,825
Broadcasting – 1.4%
Interpublic Group of Companies, Inc.	47,386	$1,160,009
Omnicom Group, Inc.	324,441	23,340,286
Warner Bros. Discovery, Inc. (a)	485,490	5,563,715
		$30,064,010
Brokerage & Asset Managers – 3.4%
Charles Schwab Corp.	609,988	$55,655,305
CME Group, Inc.	54,612	15,052,160
		$70,707,465
Business Services – 2.5%
Accenture PLC, “A”	32,490	$9,710,936
Amdocs Ltd.	81,459	7,432,319
Cognizant Technology Solutions Corp., “A”	122,115	9,528,634
Fidelity National Information Services, Inc.	129,165	10,515,323
Fiserv, Inc. (a)	82,803	14,276,065
		$51,463,277
Chemicals – 0.7%
PPG Industries, Inc.	136,526	$15,529,833
Computer Software – 1.7%
Microsoft Corp.	73,412	$36,515,863
VTRFS-SEM

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Masco Corp.	294,483	$18,952,926
Mohawk Industries, Inc. (a)	49,049	5,142,297
Stanley Black & Decker, Inc.	101,288	6,862,262
		$30,957,485
Consumer Products – 1.4%
Kenvue, Inc.	1,393,276	$29,161,267
Containers – 0.3%
Avery Dennison Corp.	17,024	$2,987,201
Smurfit Westrock PLC	99,477	4,292,433
		$7,279,634
Electrical Equipment – 1.5%
Johnson Controls International PLC	291,181	$30,754,537
Electronics – 1.4%
Intel Corp.	510,713	$11,439,971
NXP Semiconductors N.V.	78,325	17,113,229
		$28,553,200
Energy - Independent – 2.4%
ConocoPhillips	255,602	$22,937,723
Hess Corp.	192,033	26,604,252
		$49,541,975
Energy - Integrated – 1.5%
Exxon Mobil Corp.	170,657	$18,396,825
Suncor Energy, Inc.	342,362	12,824,590
		$31,221,415
Food & Beverages – 0.2%
Archer Daniels Midland Co.	73,592	$3,884,186
Health Maintenance Organizations – 1.7%
Cigna Group	110,127	$36,405,784
Insurance – 4.2%
Aon PLC	81,278	$28,996,739
Chubb Ltd.	85,654	24,815,677
Principal Financial Group, Inc.	46,525	3,695,481
Travelers Cos., Inc.	23,930	6,402,232
Willis Towers Watson PLC	74,398	22,802,987
		$86,713,116
Interactive Media Services – 0.2%
Alphabet, Inc., “A”	18,990	$3,346,608
Leisure & Toys – 0.5%
Electronic Arts, Inc.	65,264	$10,422,661

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.4%
AGCO Corp.	69,762	$7,196,648
Eaton Corp. PLC	33,167	11,840,287
Regal Rexnord Corp.	71,441	10,356,088
		$29,393,023
Major Banks – 7.0%
Bank of America Corp.	738,448	$34,943,360
Goldman Sachs Group, Inc.	59,143	41,858,458
JPMorgan Chase & Co.	104,279	30,231,525
Morgan Stanley	100,652	14,177,841
PNC Financial Services Group, Inc.	83,196	15,509,398
Wells Fargo & Co.	122,217	9,792,026
		$146,512,608
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	71,593	$10,413,202
McKesson Corp.	16,721	12,252,814
		$22,666,016
Medical Equipment – 3.8%
Agilent Technologies, Inc.	78,040	$9,209,500
Becton, Dickinson and Co.	182,728	31,474,898
Medtronic PLC	433,774	37,812,080
		$78,496,478
Metals & Mining – 0.2%
Glencore PLC	1,065,078	$4,146,172
Other Banks & Diversified Financials – 1.5%
Northern Trust Corp.	246,680	$31,276,557
Pharmaceuticals – 3.8%
Johnson & Johnson	219,134	$33,472,718
Organon & Co.	133,281	1,290,160
Pfizer, Inc.	1,354,425	32,831,262
Roche Holding AG	35,234	11,474,530
		$79,068,670
Railroad & Shipping – 1.0%
Union Pacific Corp.	88,803	$20,431,794
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	47,773	$3,678,999
Wendy's Co.	198,266	2,264,197
		$5,943,196
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	16,391	$4,623,245
Axalta Coating Systems Ltd. (a)	298,901	8,874,371
DuPont de Nemours, Inc.	144,754	9,928,677
		$23,426,293
Specialty Stores – 0.4%
Target Corp.	83,623	$8,249,409

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.6%
Comcast Corp., “A”	846,184	$30,200,307
T-Mobile USA, Inc.	10,167	2,422,389
		$32,622,696
Tobacco – 1.7%
Altria Group, Inc.	86,485	$5,070,616
Philip Morris International, Inc.	167,042	30,423,359
		$35,493,975
Utilities - Electric Power – 3.1%
Duke Energy Corp.	138,744	$16,371,792
Exelon Corp.	193,794	8,414,535
National Grid PLC	1,010,327	14,721,148
PG&E Corp.	1,332,129	18,569,878
Southern Co.	64,995	5,968,491
		$64,045,844
Total Common Stocks (Identified Cost, $786,912,052)		$1,247,022,277
Bonds – 37.8%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,057,308
Boeing Co., 5.805%, 5/01/2050	826,000	792,135
Boeing Co., 6.858%, 5/01/2054	725,000	793,669
		$2,643,112
Asset-Backed & Securitized – 6.2%
Affirm, Inc., 5.08%, 4/15/2030 (n)	$508,773	$509,249
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	391,809	392,687
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	2,611,624	2,605,850
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	2,334,445	2,339,999
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,479,203	1,471,342
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.026% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,800,322
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.404% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,082,843
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.05% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	3,949,000	3,948,980
AREIT 2022-CRE6 Trust, “B”, FLR, 6.151% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,065,025
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	254,500	256,535
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.879% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	2,000,000	2,000,704
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.019% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	3,189,862	3,194,966
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	269,585	551,052
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	140,591
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,545,390
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.726% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	4,889,969	4,878,277
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.476% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	844,475
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.354% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,809,759
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	902,138	921,532
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	5,081,233
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	960,127	964,886
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,692,183	1,685,655
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,960,654
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	807,590	813,245
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	546,000	550,800
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.417% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	630,701	630,813
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.538% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	1,750,035	1,750,616
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.962% (SOFR - 1mo. + 1.662%), 9/18/2042 (n)	2,946,500	2,940,975
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	2,369,972	2,388,439

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Empire District Bondco LLC, 4.943%, 1/01/2033	$1,113,172	$1,120,892
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	830,838	843,314
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	644,000	644,861
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	141,411	141,600
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	129,870	130,861
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	61,032	60,546
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.45% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	548,500	547,249
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	1,334,000	1,338,557
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	192,433	192,635
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.176% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,286,132
Magnetite CLO Ltd., 2017-19A, FLR, 5.729% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	889,810	889,413
MF1 2020-FL4 Ltd., “A”, FLR, 6.128% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	249,939	250,147
MF1 2021-FL5 Ltd., “AS”, FLR, 5.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	5,187,802	5,175,372
MF1 2022-FL8 Ltd., “B”, FLR, 6.267% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,210,183
MF1 2024-FL15 LLC, “AS”, FLR, 6.355% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,384,167
MF1 2024-FL16 LLC, “A”, FLR, 5.855% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	4,793,900	4,802,897
MF1 2025-FL19 LLC, “A”, FLR, 5.886% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	2,700,000	2,680,328
MF1 2025-FL19 LLC, “A”, FLR, 5.802% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	2,057,523	2,060,092
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,562,738
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,228,609
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 5.868% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	1,750,540	1,751,163
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.468% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	1,900,000	1,902,630
Nissan Master Owner Trust, 2024-A, “A”, FLR, 4.973% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,435,821
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	997,445	995,583
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	1,251,812	1,256,217
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	1,286,314	1,293,246
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.957% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	4,413,018	4,415,344
Parallel Ltd., 2023-1A, “A2R”, FLR, 6.096% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	1,856,072	1,856,072
PFP III Ltd., 2025-12, “AS”, 6.063%, 12/18/2042 (n)	2,892,000	2,886,002
PRM Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	1,517,909	1,504,851
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	3,706,623	3,710,707
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	1,130,000	1,123,946
Residential Funding Mortgage Securities, Inc., FGIC, 3.985%, 12/25/2035 (d)(q)	63,221	994
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	2,366,961	2,367,736
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	116,115	116,213
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.103% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,173,222
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	1,649,739	1,653,705
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	2,183,655	2,175,919
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	588,698	588,344
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	891,303	896,124
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.968% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	2,011,115
		$129,792,441
Automotive – 0.1%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$2,741,000	$2,316,453
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,534,000	$3,754,208
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,038,000	1,825,681
LPL Holdings, Inc., 6.75%, 11/17/2028	336,000	358,345
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,770,000	3,607,073
		$9,545,307

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$179,000	$164,249
Masco Corp., 2%, 2/15/2031	3,622,000	3,115,210
Vulcan Materials Co., 3.5%, 6/01/2030	359,000	343,453
		$3,622,912
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$1,405,000	$1,339,304
Equinix, Inc., 2.5%, 5/15/2031	1,931,000	1,710,830
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,446,393
Fiserv, Inc., 2.65%, 6/01/2030	690,000	632,382
Global Payments, Inc., 2.9%, 11/15/2031	778,000	688,121
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,756,000	1,744,194
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,346,000	1,415,430
		$8,976,654
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$996,000	$1,046,107
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,007,000	1,456,066
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	406,000	352,372
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,639,000	1,392,481
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,390,000	2,783,118
		$7,030,144
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,349,000	$1,189,521
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$700,000	$701,873
Roper Technologies, Inc., 2%, 6/30/2030	1,231,000	1,093,898
		$1,795,771
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$1,998,000	$2,009,458
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$778,000	$789,509
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,353,000	$1,368,547
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,544,000	$2,233,262
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,257,000	$1,219,284
Broadcom, Inc., 4.926%, 5/15/2037 (n)	646,000	626,958
		$1,846,242
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,254,000	$1,257,711
EQT Corp., 5.75%, 2/01/2034	2,788,000	2,882,701
		$4,140,412

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$3,955,000	$3,536,006
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,602,579
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,488,000	3,513,636
		$10,652,221
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$3,996,000	$3,893,209
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,176,000	2,142,984
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	677,889
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,065,000	2,012,893
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,722,000	1,636,907
		$10,363,882
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$697,000	$650,349
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,791,000	3,531,979
Diageo Capital PLC, 2.375%, 10/24/2029	2,415,000	2,241,424
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	287,000	270,595
Mars, Inc., 5.2%, 3/01/2035 (n)	2,014,000	2,038,126
		$8,732,473
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,507,000	$1,523,710
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	745,506
Marriott International, Inc., 4.625%, 6/15/2030	1,871,000	1,875,429
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,356
Marriott International, Inc., 2.75%, 10/15/2033	1,512,000	1,287,115
		$5,438,116
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,241,703
Corebridge Financial, Inc., 3.9%, 4/05/2032	2,911,000	2,732,296
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,170,000	1,215,536
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	3,972,000	3,829,725
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	3,038,000	3,252,731
		$13,271,991
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$1,161,000	$1,199,819
UnitedHealth Group, Inc., 5%, 4/15/2034	1,975,000	1,974,242
		$3,174,061
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,872,000	$1,881,068
Brown & Brown, Inc., 4.2%, 3/17/2032	2,009,000	1,922,199
Brown & Brown, Inc., 5.55%, 6/23/2035	484,000	493,553
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	3,838,000	3,941,694
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	88,000	91,783
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,027,000	750,867
		$9,081,164
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$671,201

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,748,000	$3,795,718
Major Banks – 2.4%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,351,578
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,265,000	2,877,644
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	776,176
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,463,000	2,795,382
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,286,000	4,099,597
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	859,173
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	853,840
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,290,030
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,135,000	1,973,113
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,678,000	2,338,820
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	835,746
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	434,527
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	449,000	415,190
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,380,000	3,855,907
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,684,000	1,513,631
JPMorgan Chase & Co., 5.766%, 4/22/2035	3,830,000	4,023,755
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	886,000	699,667
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,471,000	2,188,972
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,348,000	2,165,129
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	2,960,000	2,641,783
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	4,946,000	4,643,740
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,069,000	5,249,539
		$48,882,939
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,543,996
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	276,087
Cigna Corp., 3.2%, 3/15/2040	474,000	362,959
CVS Health Corp., 5.3%, 6/01/2033	2,392,000	2,412,271
HCA, Inc., 5.125%, 6/15/2039	1,827,000	1,718,256
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	117,618
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,139,000	905,426
		$8,336,613
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,503,000	$1,391,435
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$484,439
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,446,099
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,316,000	3,902,005
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,602,000	1,443,461
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	670,000	604,066
		$7,880,070
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$1,870,000	$1,921,266
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,779,000	1,700,231
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	485,000	484,189
Spectra Energy Partners LP, 3.375%, 10/15/2026	783,000	772,027
Targa Resources Corp., 4.2%, 2/01/2033	704,000	659,648

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 6.125%, 3/15/2033	$2,157,000	$2,273,271
		$7,810,632
Mortgage-Backed – 9.8%
Fannie Mae, 5%, 3/01/2026 - 3/01/2041	$1,233,627	$1,246,932
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	1,348,104	1,281,593
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	465,207	485,210
Fannie Mae, 2.5%, 11/01/2031	38,040	36,559
Fannie Mae, 5.5%, 2/01/2033 - 8/01/2038	2,657,425	2,714,001
Fannie Mae, 3%, 2/25/2033 (i)	177,228	12,362
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	2,833,937	2,819,269
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,593,648	1,649,138
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	7,978,640	7,441,763
Fannie Mae, 3.25%, 5/25/2040	59,309	56,573
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	5,520,278	5,319,154
Fannie Mae, 5.306%, 2/25/2045 (n)	735,195	735,652
Fannie Mae, 2%, 4/25/2046	127,907	118,832
Fannie Mae, 4%, 7/25/2046 (i)	234,334	43,417
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 11/01/2053	6,798,324	6,812,055
Fannie Mae, UMBS, 2%, 9/01/2035 - 2/01/2052	11,736,695	9,740,836
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	24,909,452	21,075,011
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	3,115,956	3,065,961
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	1,491,695	1,434,852
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,605,949	1,969,316
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	8,817,325	7,676,253
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	4,089,584	3,688,601
Fannie Mae, UMBS, 4%, 11/01/2052 - 5/01/2053	576,151	536,749
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	4,497,947	4,574,109
Freddie Mac, 0.775%, 6/25/2027 (i)	13,682,000	182,585
Freddie Mac, 0.866%, 6/25/2027 (i)	4,330,759	48,763
Freddie Mac, 0.696%, 7/25/2027 (i)	11,340,346	108,283
Freddie Mac, 0.457%, 8/25/2027 (i)	9,650,000	70,064
Freddie Mac, 0.539%, 8/25/2027 (i)	6,171,916	47,212
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	73,003
Freddie Mac, 0.324%, 11/25/2027 (i)	16,290,000	76,078
Freddie Mac, 0.407%, 11/25/2027 (i)	11,035,303	59,649
Freddie Mac, 0.449%, 11/25/2027 (i)	9,845,591	66,578
Freddie Mac, 0.378%, 12/25/2027 (i)	10,109,000	64,565
Freddie Mac, 0.417%, 12/25/2027 (i)	11,210,000	84,252
Freddie Mac, 0.487%, 12/25/2027 (i)	16,759,446	131,756
Freddie Mac, 1.214%, 7/25/2029 (i)	808,120	30,027
Freddie Mac, 1.261%, 8/25/2029 - 9/25/2030 (i)	5,876,097	244,346
Freddie Mac, 1.913%, 4/25/2030 (i)	900,000	67,258
Freddie Mac, 1.954%, 4/25/2030 (i)	2,701,417	206,404
Freddie Mac, 1.769%, 5/25/2030 (i)	1,301,002	93,332
Freddie Mac, 1.907%, 5/25/2030 (i)	3,334,078	256,187
Freddie Mac, 1.435%, 6/25/2030 (i)	1,327,631	77,545
Freddie Mac, 1.701%, 8/25/2030 (i)	1,191,673	85,202
Freddie Mac, 1.17%, 11/25/2030 (i)	1,356,411	68,699
Freddie Mac, 0.413%, 1/25/2031 (i)	5,286,931	73,728
Freddie Mac, 0.871%, 1/25/2031 (i)	2,233,850	85,191
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	67,359
Freddie Mac, 0.607%, 3/25/2031 (i)	4,262,073	100,671
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	68,354
Freddie Mac, 1.323%, 5/25/2031 (i)	822,353	50,039
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	61,601
Freddie Mac, 0.606%, 8/25/2031 (i)	1,661,407	42,978

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.632%, 9/25/2031 (i)	$5,442,448	$159,524
Freddie Mac, 0.955%, 9/25/2031 (i)	1,567,181	70,111
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	159,779
Freddie Mac, 0.596%, 12/25/2031 (i)	7,179,988	196,528
Freddie Mac, 0.664%, 12/25/2031 (i)	12,162,189	369,249
Freddie Mac, 0.426%, 11/25/2032 (i)	8,112,877	124,240
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	634,077	643,569
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	391,473	398,925
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	570,005	592,729
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	274,474	286,937
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	458,763	458,043
Freddie Mac, 5.5%, 2/15/2036 (i)	40,101	6,402
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,755,142	1,694,584
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	4,873,106	4,575,892
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	6,499,303	5,862,749
Freddie Mac, 4.5%, 12/15/2040 (i)	16,122	1,498
Freddie Mac, 4%, 8/15/2044 (i)	38,547	3,453
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	12,232,014	9,831,998
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 11/01/2054	1,487,702	1,543,345
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,686,052	1,662,076
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,540,411	1,568,130
Freddie Mac, UMBS, 3%, 4/01/2037 - 8/01/2052	8,505,345	7,381,667
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,040,815	956,361
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,200,717	1,130,295
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	11,529,333	9,608,882
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,481,570	1,116,443
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	590,357	596,618
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,691,075	2,578,966
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	692,931	719,882
Ginnie Mae, 5.5%, 5/15/2033 - 10/20/2053	4,299,800	4,332,692
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	6,730,033	6,512,794
Ginnie Mae, 5%, 7/20/2033 - 12/20/2054	5,146,917	5,070,998
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,376,888	4,119,904
Ginnie Mae, 4.532%, 9/20/2041	709,324	691,127
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2052	5,612,366	5,172,797
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	8,984,176	7,994,808
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	11,000,442	9,350,538
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	8,758,347	7,134,485
Ginnie Mae, 6.5%, 7/20/2054 - 3/20/2055	916,332	942,034
Ginnie Mae, TBA, 6%, 8/01/2055	2,375,000	2,407,002
UMBS, TBA, 2%, 7/01/2040 - 8/01/2055	5,600,000	4,780,594
UMBS, TBA, 3%, 7/01/2055	1,175,000	1,016,540
UMBS, TBA, 6.5%, 7/01/2055	3,500,000	3,613,668
UMBS, TBA, 2.5%, 8/01/2055	25,000	20,730
		$204,685,493
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$2,821,427
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,403,740
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	2,305,000	2,370,354
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	923,383
		$10,518,904
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$403,742

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$253,000	$251,844
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$995,000	$943,066
Verizon Communications, Inc., 4.812%, 3/15/2039	1,775,000	1,665,520
		$2,608,586
Oils – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,775,000	$2,443,754
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$804,000	$685,731
Waste Management, Inc., 4.875%, 2/15/2034	5,465,000	5,540,002
		$6,225,733
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,244,000	$1,049,458
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,057,000	$4,162,664
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$162,000	$159,295
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,589,000	1,541,514
Realty Income Corp., REIT, 3.25%, 1/15/2031	458,000	429,296
		$2,130,105
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,566,244
Specialty Stores – 0.2%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$3,072,615
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,426,000	$2,384,229
Rogers Communications, Inc., 3.8%, 3/15/2032	4,915,000	4,567,299
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,789,000	1,690,934
Vodafone Group PLC, 5.625%, 2/10/2053	708,000	667,963
		$9,310,425
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,521,000	$4,528,244
Philip Morris International, Inc., 5.125%, 11/17/2027	822,000	838,443
Philip Morris International, Inc., 5.625%, 11/17/2029	354,000	371,713
Philip Morris International, Inc., 5.125%, 2/15/2030	1,329,000	1,367,310
Philip Morris International, Inc., 5.75%, 11/17/2032	1,564,000	1,653,457
		$8,759,167
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$716,000	$821,668
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.11%, 8/01/2025	$18,397	$18,393

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 9.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$2,900,000	$2,109,750
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,010,671
U.S. Treasury Bonds, 4.5%, 2/15/2044	2,600,000	2,512,250
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	6,896,935
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,771,559
U.S. Treasury Bonds, 2.25%, 8/15/2046	46,200,000	30,266,414
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	646,066
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,764,398
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,361,340
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,555,535
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	7,927,500
U.S. Treasury Bonds, 4.25%, 2/15/2054	12,900,000	11,767,219
U.S. Treasury Notes, 2.5%, 3/31/2027	19,407,000	18,992,327
U.S. Treasury Notes, 4.5%, 4/15/2027 (f)	36,800,000	37,258,563
U.S. Treasury Notes, 4.25%, 6/30/2029	18,100,000	18,436,547
U.S. Treasury Notes, 3.875%, 4/30/2030	9,500,000	9,537,109
U.S. Treasury Notes, 4.25%, 11/15/2034	19,800,000	19,864,969
		$187,679,152
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,205,000	$1,277,427
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	235,000	206,755
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,779,000	3,845,109
Duke Energy Corp., 4.5%, 8/15/2032	2,858,000	2,794,365
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	926,000	931,444
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	329,791
Exelon Corp., 4.05%, 4/15/2030	1,543,000	1,517,917
Georgia Power Co., 3.7%, 1/30/2050	138,000	102,854
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,330,366
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	873,000	765,310
Jersey Central Power & Light Co., 5.1%, 1/15/2035	629,000	627,141
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,007,000	2,102,877
Pacific Gas & Electric Co., 2.1%, 8/01/2027	453,000	429,034
Pacific Gas & Electric Co., 3%, 6/15/2028	1,333,000	1,265,950
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,643,000	1,426,208
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	662,457
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	918,331
		$20,533,336
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,073,000	$953,967
Total Bonds (Identified Cost, $817,919,218)		$785,977,511
Preferred Stocks – 0.9%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	197,759	$7,253,312
Consumer Products – 0.5%
Henkel AG & Co. KGaA	135,515	$10,640,935
Total Preferred Stocks (Identified Cost, $18,935,949)		$17,894,247
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6% (Identified Cost, $4,643,750)	92,875	$6,315,500

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $27,079,907)	27,080,850	$27,083,558
Other Assets, Less Liabilities – (0.2)%		(3,746,096)
Net Assets – 100.0%		$2,080,546,997

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,083,558 and
$2,057,209,535, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$176,624,522, representing 8.5% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 6/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	265	$55,126,211	September – 2025	$227,748
U.S. Treasury Note 5 yr	Long	USD	210	22,890,000	September – 2025	213,991
U.S. Treasury Ultra Bond 30 yr	Long	USD	82	9,768,250	September – 2025	406,909
						$848,648
At June 30, 2025, the fund had liquid securities with an aggregate value of $1,052,958 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,628,410,969)	$2,057,209,535
Investments in affiliated issuers, at value (identified cost, $27,079,907)	27,083,558
Foreign currency, at value (identified cost, $2)	2
Receivables for
Net daily variation margin on open futures contracts	152,617
TBA sale commitments	1,100,070
Fund shares sold	378,986
Interest and dividends	8,897,441
Receivable from investment adviser	8,335
Other assets	2,299
Total assets	$2,094,832,843
Liabilities
Payable to custodian	$5,657
Payables for
TBA purchase commitments	12,822,035
Fund shares reacquired	1,207,941
Payable to affiliates
Administrative services fee	2,989
Shareholder servicing costs	995
Distribution and/or service fees	30,983
Payable for independent Trustees' compensation	7,357
Accrued expenses and other liabilities	207,889
Total liabilities	$14,285,846
Net assets	$2,080,546,997
Net assets consist of
Paid-in capital	$1,371,728,512
Total distributable earnings (loss)	708,818,485
Net assets	$2,080,546,997
Shares of beneficial interest outstanding	86,358,154

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$944,291,881	38,582,024	$24.47
Service Class	1,136,255,116	47,776,130	23.78
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$17,555,646
Dividends from unaffiliated issuers	15,407,492
Dividends from affiliated issuers	185,723
Other	11,142
Income on securities loaned	2,460
Foreign taxes withheld	(189,619)
Total investment income	$32,972,844
Expenses
Management fee	$6,928,533
Distribution and/or service fees	1,397,964
Shareholder servicing costs	22,362
Administrative services fee	140,341
Independent Trustees' compensation	22,924
Custodian fee	60,570
Shareholder communications	29,664
Audit and tax fees	40,786
Legal fees	5,616
Miscellaneous	40,263
Total expenses	$8,689,023
Reduction of expenses by investment adviser	(1,013,125)
Net expenses	$7,675,898
Net investment income (loss)	$25,296,946
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$60,883,741
Affiliated issuers	(303)
Futures contracts	(350,284)
Foreign currency	(4,027)
Net realized gain (loss)	$60,529,127
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$15,981,869
Affiliated issuers	(1,991)
Futures contracts	1,100,856
Translation of assets and liabilities in foreign currencies	81,188
Net unrealized gain (loss)	$17,161,922
Net realized and unrealized gain (loss)	$77,691,049
Change in net assets from operations	$102,987,995
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$25,296,946	$52,373,039
Net realized gain (loss)	60,529,127	159,535,247
Net unrealized gain (loss)	17,161,922	(51,146,751)
Change in net assets from operations	$102,987,995	$160,761,535
Total distributions to shareholders	$—	$(156,595,673)
Change in net assets from fund share transactions	$(121,037,156)	$(89,646,072)
Total change in net assets	$(18,049,161)	$(85,480,210)
Net assets
At beginning of period	2,098,596,158	2,184,076,368
At end of period	$2,080,546,997	$2,098,596,158
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$23.27	$23.26	$22.49	$27.78	$26.02	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.61	$0.55	$0.45	$0.39	$0.47
Net realized and unrealized gain (loss)	0.90	1.19	1.69	(3.10)	3.24	1.88
Total from investment operations	$1.20	$1.80	$2.24	$(2.65)	$3.63	$2.35
Less distributions declared to shareholders
From net investment income	$—	$(0.61)	$(0.48)	$(0.44)	$(0.51)	$(0.57)
From net realized gain	—	(1.18)	(0.99)	(2.20)	(1.36)	(0.66)
Total distributions declared to shareholders	$—	$(1.79)	$(1.47)	$(2.64)	$(1.87)	$(1.23)
Net asset value, end of period (x)	$24.47	$23.27	$23.26	$22.49	$27.78	$26.02
Total return (%) (k)(r)(s)(x)	5.16 (n)	7.75	10.44	(9.58)	14.12	9.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71 (a)	0.71	0.71	0.71	0.70	0.71
Expenses after expense reductions	0.61 (a)	0.61	0.61	0.61	0.61	0.61
Net investment income (loss)	2.60 (a)	2.54	2.45	1.84	1.43	1.95
Portfolio turnover rate	21 (n)	58	38	67	98	84
Net assets at end of period (000 omitted)	$944,292	$960,389	$1,000,723	$1,001,860	$1,274,331	$1,219,438

See Notes to Financial Statements

MFS Total Return Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$22.64	$22.68	$21.95	$27.18	$25.50	$24.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.53	$0.49	$0.38	$0.32	$0.40
Net realized and unrealized gain (loss)	0.87	1.16	1.65	(3.04)	3.17	1.83
Total from investment operations	$1.14	$1.69	$2.14	$(2.66)	$3.49	$2.23
Less distributions declared to shareholders
From net investment income	$—	$(0.55)	$(0.42)	$(0.37)	$(0.45)	$(0.50)
From net realized gain	—	(1.18)	(0.99)	(2.20)	(1.36)	(0.66)
Total distributions declared to shareholders	$—	$(1.73)	$(1.41)	$(2.57)	$(1.81)	$(1.16)
Net asset value, end of period (x)	$23.78	$22.64	$22.68	$21.95	$27.18	$25.50
Total return (%) (k)(r)(s)(x)	5.04 (n)	7.46	10.22	(9.84)	13.84	9.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96 (a)	0.96	0.96	0.96	0.95	0.96
Expenses after expense reductions	0.86 (a)	0.86	0.86	0.86	0.86	0.86
Net investment income (loss)	2.35 (a)	2.29	2.20	1.60	1.17	1.71
Portfolio turnover rate	21 (n)	58	38	67	98	84
Net assets at end of period (000 omitted)	$1,136,255	$1,138,208	$1,183,353	$1,179,835	$1,407,467	$1,319,320

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Series
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,271,232,024	$—	$—	$1,271,232,024
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	187,697,545	—	187,697,545
Non - U.S. Sovereign Debt	—	671,201	—	671,201
Municipal Bonds	—	10,518,904	—	10,518,904
U.S. Corporate Bonds	—	174,008,582	—	174,008,582
Residential Mortgage-Backed Securities	—	219,951,782	—	219,951,782
Commercial Mortgage-Backed Securities	—	31,066,440	—	31,066,440
Asset-Backed Securities (including CDOs)	—	83,459,712	—	83,459,712
Foreign Bonds	—	78,603,345	—	78,603,345
Investment Companies	27,083,558	—	—	27,083,558
Total	$1,298,315,582	$785,977,511	$—	$2,084,293,093

Other Financial Instruments
Futures Contracts – Assets	$848,648	$—	$—	$848,648
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Futures Contracts	$848,648
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(350,284)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$1,100,856
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$52,312,099
Long-term capital gains	104,283,574
Total distributions	$156,595,673
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$1,668,416,501
Gross appreciation	503,862,968
Gross depreciation	(87,986,376)
Net unrealized appreciation (depreciation)	$415,876,592
As of 12/31/24
Undistributed ordinary income	61,095,983
Undistributed long-term capital gain	144,817,479
Other temporary differences	(19,838)
Net unrealized appreciation (depreciation)	399,936,866
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$71,807,902
Service Class	—	84,787,771
Total	$—	$156,595,673
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $142,907, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $870,218, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $20,945, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,417.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $75.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,491,741.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $5,680, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the period ended June 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$273,839,473	$283,081,977
Non-U.S. Government securities	157,886,052	247,536,347

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	408,243	$9,658,304	854,720	$20,353,083
Service Class	1,352,981	31,259,354	2,911,177	67,266,041
	1,761,224	$40,917,658	3,765,897	$87,619,124
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,085,857	$71,807,902
Service Class	—	—	3,741,737	84,787,771
	—	$—	6,827,594	$156,595,673
Shares reacquired
Initial Class	(3,098,712)	$(73,290,330)	(5,688,143)	$(135,563,303)
Service Class	(3,851,910)	(88,664,484)	(8,560,888)	(198,297,566)
	(6,950,622)	$(161,954,814)	(14,249,031)	$(333,860,869)
Net change
Initial Class	(2,690,469)	$(63,632,026)	(1,747,566)	$(43,402,318)
Service Class	(2,498,929)	(57,405,130)	(1,907,974)	(46,243,754)
	(5,189,398)	$(121,037,156)	(3,655,540)	$(89,646,072)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $4,976 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,990,011	$202,526,801	$198,430,960	$(303)	$(1,991)	$27,083,558

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$185,723	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2025

*  Print name and title of each signing officer under his or her signature.